Exhibit 99.4 Schedule 4

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	119337			Closed	2022-03-12 05:00	2022-03-12 18:38	Resolved	1 - Information	A	A	Credit	Credit	Deficient Income Documentation	Resolved-Client provided updated 1008 to include correct income and Ratios. Finding resolved. - Due Diligence Vendor-03/xx/2022 Ready for Review-Document Uploaded. - Seller-03/xx/2022 Open-Need updated 1008 and approval to show income of $52,020.03 that is stated on financial calculation sheet. - Due Diligence Vendor-03/xx/2022	Ready for Review-Document Uploaded. - Seller-03/xx/2022	Resolved-Client provided updated 1008 to include correct income and Ratios. Finding resolved. - Due Diligence Vendor-03/xx/2022	transmittal_19_pdf.pdf			TX	Primary Residence	Purchase	NA	345805	N/A	N/A
XXXX	119349	Closed	2022-03-15 00:24	2022-03-15 13:34	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Coverage Amount is less than Required Coverage Amount	Resolved-Hazard Insurance Coverage Amount of $XXXX is equal to or greater than Required Coverage Amount of $XXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'Yes') - Due Diligence Vendor-03/xx/2022
Ready for Review-Document Uploaded. Per XXXX guidelines -see attached sufficient coverage. Est Cost New from appraisal is $XXXX  - Seller-03/xx/2022
														Open-Hazard Insurance Coverage Amount of $XXXX is less than Required Coverage Amount of $XXXX and Guaranteed Replacement Coverage indicator is 'No' Please provide replacement cost estimator - Due Diligence Vendor-03/xx/2022	Ready for Review-Document Uploaded. Per XXXX guidelines -see attached sufficient coverage. Est Cost New from appraisal is $347,100 - Seller-03/xx/2022	Resolved-Hazard Insurance Coverage Amount of $XXXX is equal to or greater than Required Coverage Amount of $XXXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'Yes') - Due Diligence Vendor-03/xx/2022	XXXX XXXX.pdf haz ins XXXX.pdf			CA	Primary Residence	Purchase	NA	339260	N/A	N/A
XXXX	119349	Closed	2022-03-12 00:00	2022-03-14 18:09	Resolved	1 - Information	C	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-Lender provided HPML Disclosure and acknowledges loan HPML - Due Diligence Vendor-03/xx/2022

Ready for Review-we allow hpml loans with impounds - Seller-03/xx/2022

Open-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/xx/2022

Open-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
														While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Please reply to acknowledge that this loan is a high-priced transaction - Due Diligence Vendor-03/xx/2022	Ready for Review-we allow hpml loans with impounds - Seller-03/xx/2022	Resolved-Lender provided HPML Disclosure and acknowledges loan HPML - Due Diligence Vendor-03/xx/2022				CA	Primary Residence	Purchase	NA	339747	N/A	N/A
XXXX	119323	Closed	2022-03-17 15:07	2022-03-17 17:37	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Lender acknowledges loan HPML - Due Diligence Vendor-03/xx/2022
Ready for Review-Loan is a HPML -XXXX allows HPML with impounds - Seller-03/xx/2022
Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Please reply to acknowledge that this loan is a high-priced transaction - Due Diligence Vendor-03/xx/2022
														Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/xx/2022	Ready for Review-Loan is a HPML -XXXX allows HPML with impounds - Seller-03/xx/2022	Resolved-Lender acknowledges loan HPML - Due Diligence Vendor-03/xx/2022				CA	Primary Residence	Purchase	NA	345787	N/A	N/A
XXXX	117172	Closed	2023-06-02 14:19	2023-06-12 19:57	Resolved	1 - Information	C	A	Credit	Assets	Asset General	Resolved-Received sufficient documentation that shows the seasoning of the funds. Finding has been resolved and cleared. - Due Diligence Vendor-06/xx/2023
Ready for Review-Document Uploaded. Document Uploaded.  - Seller-06/xx/2023
Counter-Hello XXXX, the snippets are insufficient, do you mind providing the full bank statements showing the transfer of these funds?
 - Due Diligence Vendor-06/xx/2023
Ready for Review-Document Uploaded. The funds were sourced from the XXXX account #XXXX for 60 days. They were just deposited into the XXXX account XXXX.  - Seller-06/xx/2023
Counter-We cannot accept the new bank account, all funds should be sourced at least 60 days per guidelines. Please provide additional clarification on this loan  - Due Diligence Vendor-06/xx/2023
Ready for Review-Document Uploaded. This account was a new account just opened per UW. -see attached. There will not be any prior stmts. - Seller-06/xx/2023
Counter-Provided statement is only for one month, please provide statements that match the seasoning requirements.  - Due Diligence Vendor-06/xx/2023
Resolved-Statement Doc provided - Due Diligence Vendor-06/xx/2023
Ready for Review-Document Uploaded. They UW advised the XXXX XXXX XXX XXXX was documented and funds transferred into this account were sourced from XXX XXXX business ck and bus ownership verified. - Seller-06/xx/2023
Open-Cash to close was paid out of a different bank account not listed in file, please provide statements - Due Diligence Vendor-06/xx/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-06/xx/2023
 Ready for Review-Document Uploaded. The funds were sourced from the XXXX account #XXXX for 60 days. They were just deposited into the XXXX account XXXX.  - Seller-06/xx/2023
 Ready for Review-Document Uploaded. This account was a new account just opened per UW. -see attached. There will not be any prior stmts. - Seller-06/xx/2023
 Ready for Review-Document Uploaded. They UW advised the XXXX XXXX XXX XXXX was documented and funds transferred into this account were sourced from XXXX XXX business ck and bus ownership verified. - Seller-06/xx/2023
																Resolved-Received sufficient documentation that shows the seasoning of the funds. Finding has been resolved and cleared. - Due Diligence Vendor-06/xx/2023 Resolved-Statement Doc provided - Due Diligence Vendor-06/xx/2023	XXXX XXXX.pdf New account -only stmt.pdf funds from XXXX acct which were sourced 60+ days.pdf XXXX source deposit.pdf XXXX XXXX Feb March 2023.pdf XXXX XXXX 4.2023.pdf AUDIT CONDITIONS(8).pdf CPA LETTER.pdf			CA	Investment	Purchase	NA	991184	N/A	N/A
XXXX	117172	Closed	2023-05-25 14:07	2023-06-08 22:49	Waived	2 - Non-Material	C	B	Credit	Income/Employment	Income/Employment General	Waived-Limited tradelines on an investment property transaction
Using declining income to qualify
LTB of 75% exceeds mat LTV of 70%
FTHB FICO <720 - Due Diligence Vendor-06/xx/2023

Ready for Review-Document Uploaded.  - Seller-06/xx/2023

Counter-Provided exception is insufficient, please provide exception with complete information.  - Due Diligence Vendor-06/xx/2023

Ready for Review-Document Uploaded.  - Seller-06/xx/2023

Counter-Exception still shows "Credit score of 0 does not meet minimum required score" could we get this corrected?  - Due Diligence Vendor-06/xx/2023

Ready for Review-Document Uploaded. The DSCR is below 1.0  - Seller-06/xx/2023

Counter-Please provide an updated exception for the credit score, stating credit score is 0
Please advise on the Max LTV, per the matrix with a score of 674, the max LTV is 75%, what caused it to drop to a max of 70% LTV - Due Diligence Vendor-06/xx/2023

Waived-There are total 5 Exception in file. Exception Doc provided with valid comp off
1. Limited Tradelines on Investment property transaction.
2.Using declining income to qualify.
3.Credit Score of 0 does not meet minimum required Score
4.LTV of 75% Exceeds Max LTV of 70%
5.FTHB Minimum FICOE Sore required is 720 - Due Diligence Vendor-05/xx/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-05/xx/2023

														Open-Please provide additional comp factor for 2 exceptions. Thank you. 1. Limited Tradelines on an investment property transaction. 2. Using declining income to qualify. - Due Diligence Vendor-05/xx/2023	Ready for Review-Document Uploaded. - Seller-06/xx/2023 Ready for Review-Document Uploaded. - Seller-06/xx/2023 Ready for Review-Document Uploaded. The DSCR is below 1.0 - Seller-06/xx/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-05/xx/2023	Waived-Limited tradelines on an investment property transaction Using declining income to qualify LTB of 75% exceeds mat LTV of 70% FTHB FICO <720 - Due Diligence Vendor-06/xx/2023 Waived-There are total 5 Exception in file. Exception Doc provided with valid comp off 1. Limited Tradelines on Investment property transaction. 2.Using declining income to qualify. 3.Credit Score of 0 does not meet minimum required Score 4.LTV of 75% Exceeds Max LTV of 70% 5.FTHB Minimum FICOE Sore required is 720 - Due Diligence Vendor-05/xx/2023	Exception XXXX.pdf Investment Matrix 5.2023.pdf Exception XXXX.pdf Exception XXXX.pdf		- RESIDUAL INCOME EXCEEDS $3,500 - Residual income in file is $162,588.6 - 3 MONTHS RESERVES ABOVE & BEYOND STANDARD REQUIREMENT - reserves as per matrix are 6 months current qualifying reserves 152.21 months - DTI Below max by 5% or greater : Qualifying DTI is 7.55%, Max allowed 50% - Job Stability 3+ Years : Self Employed in same business for more than 3 years	CA	Investment	Purchase	NA	982427	Originator Post-Close	Yes
XXXX	117172			Closed	2023-05-25 13:56	2023-05-31 15:06	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved- - Due Diligence Vendor-05/xx/2023 Ready for Review-uploaded pccd - Seller-05/xx/2023 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. No COC in file for increase in recording Fee from Revised LE $181 to Initial CD and Final CD $250 - Due Diligence Vendor-05/xx/2023	Ready for Review-uploaded pccd - Seller-05/xx/2023	Resolved- - Due Diligence Vendor-05/xx/2023				CA	Investment	Purchase	NA	982416	N/A	N/A
XXXX	117172			Closed	2023-05-25 13:56	2023-05-31 15:06	Resolved	1 - Information	C	A	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Resolved- - Due Diligence Vendor-05/xx/2023 Ready for Review-uploaded pccd - Seller-05/xx/2023 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. No COC in file for increase in recording Fee from Revised LE $181 to Initial CD and Final CD $250 - Due Diligence Vendor-05/xx/2023	Ready for Review-uploaded pccd - Seller-05/xx/2023	Resolved- - Due Diligence Vendor-05/xx/2023				CA	Investment	Purchase	NA	982417	N/A	N/A
XXXX	117172	Closed	2023-05-25 13:56	2023-05-31 15:06	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved- - Due Diligence Vendor-05/xx/2023

Ready for Review-Document Uploaded. final recording fees came out to be 109 - Seller-05/xx/2023

														Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($250.00) exceed the comparable charges ($181.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). No COC in file for increase in recording Fee from Revised LE $181 to Initial CD and Final CD $250 - Due Diligence Vendor-05/xx/2023	Ready for Review-Document Uploaded. final recording fees came out to be 109 - Seller-05/xx/2023	Resolved- - Due Diligence Vendor-05/xx/2023	Pages from XXXX XXXX closing file.pdf			CA	Investment	Purchase	NA	982418	N/A	N/A
XXXX	117172			Closed	2023-05-25 08:55	2023-05-31 14:46	Resolved	1 - Information	C	A	Compliance	Closing	The Final 1003 is Not Executed	Resolved-The Final 1003 is Executed - Due Diligence Vendor-05/xx/2023 Resolved-Document received, data updated. - Due Diligence Vendor-05/xx/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-05/xx/2023 Open-The Final 1003 is Not Executed Final 1003 is Not signed by LO - Due Diligence Vendor-05/xx/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-05/xx/2023	Resolved-The Final 1003 is Executed - Due Diligence Vendor-05/xx/2023 Resolved-Document received, data updated. - Due Diligence Vendor-05/xx/2023	Final 1003 XXXX.pdf			CA	Investment	Purchase	NA	981905	N/A	N/A
XXXX	117172	Closed	2023-05-26 21:10	2023-05-31 10:39	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited FICO is less than Guideline FICO	Waived- - Due Diligence Vendor-05/xx/2023

Ready for Review-There are total 5 Exception in file. Exception Doc provided with valid comp off 1. Limited Tradelines on Investment property transaction. 2.Using declining income to qualify. 3.Credit Score of 0 does not meet minimum required Score 4.LTV of 75% Exceeds Max LTV of 70% 5.FTHB Minimum FICOE Sore required is 720 - Due Diligence Vendor-05/xx/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-05/xx/2023

														Open-Audited FICO of 674 is less than Guideline FICO of 720 Minimum FICO for FTHB on investor advantage not met. Minimum 720 - Due Diligence Vendor-05/xx/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-05/xx/2023		Exception XXXX.pdf Exception XXXX.pdf		- RESIDUAL INCOME EXCEEDS $3,500 - Residual income in file is $162,588.6 - 3 MONTHS RESERVES ABOVE & BEYOND STANDARD REQUIREMENT - reserves as per matrix are 6 months current qualifying reserves 152.21 months - DTI Below max by 5% or greater : Qualifying DTI is 7.55%, Max allowed 50% - Job Stability 3+ Years : Self Employed in same business for more than 3 years	CA	Investment	Purchase	NA	985004	Originator Post-Close	Yes
XXXX	117172			Closed	2023-05-26 20:00	2023-05-30 09:00	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-05/xx/2023 Resolved-Provided Updated 1008, Verified and added on system - Due Diligence Vendor-05/xx/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-05/xx/2023 Open-1008 Document is Missing The bottom of the 1008 is cut off. Unable to read all UW comments. Please update. Thank you. - Due Diligence Vendor-05/xx/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-05/xx/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-05/xx/2023 Resolved-Provided Updated 1008, Verified and added on system - Due Diligence Vendor-05/xx/2023	0bec3fc6-7ff6-4ebc-a7e6-08dfc78ba100.pdf			CA	Investment	Purchase	NA	984906	N/A	N/A
XXXX	118092	Closed	2024-02-22 11:09	2024-02-27 13:03	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Wire Proof of gift $20000 uploaded, Audited Reserves of 6.31 months meets GL requirement of 3 months, verified & entered in system - Resolved. - Due Diligence Vendor-02/xx/2024

Resolved-Audited Reserves of 6.31 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-02/xx/2024

Ready for Review-Document Uploaded.  - Seller-02/xx/2024

														Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 3 month(s) Gift letter provided in file but Proof of deposit and receipt document is missing, Please provide - Due Diligence Vendor-02/xx/2024	Ready for Review-Document Uploaded. - Seller-02/xx/2024	Resolved-Wire Proof of gift $20000 uploaded, Audited Reserves of 6.31 months meets GL requirement of 3 months, verified & entered in system - Resolved. - Due Diligence Vendor-02/xx/2024 Resolved-Audited Reserves of 6.31 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-02/xx/2024	FTC- XXXX XXXX.pdf			CA	Primary Residence	Purchase	NA	1447768	N/A	N/A
XXXX	118092	Closed	2024-02-22 07:57	2024-02-26 21:03	Resolved	1 - Information	A	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 393 and the Final Closing disclosure on Pg#’s 124, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 413. An interior and exterior appraisal was completed for this property – see pg 37, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 546. The loan meets HPML guidelines, resolved.

 - Due Diligence Vendor-02/xx/2024

Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Resolved. Loan passes HPML checks
TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 393 and the Final Closing disclosure on Pg#’s 124 reflects escrows. Rate lock date was entered correctly – see Pg#’s 413 An interior and exterior appraisal was completed for this property – see pg 39 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 546 . The loan meets HPML guidelines - Due Diligence Vendor-02/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 393 and the Final Closing disclosure on Pg#’s 124, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 413. An interior and exterior appraisal was completed for this property – see pg 37, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 546. The loan meets HPML guidelines, resolved.

 - Due Diligence Vendor-02/xx/2024

 Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Resolved. Loan passes HPML checks
TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg#’s 393 and the Final Closing disclosure on Pg#’s  124  reflects escrows. Rate lock date was entered correctly – see Pg#’s  413 An interior and exterior appraisal was completed for this property – see pg 39 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 546 . The loan meets HPML guidelines - Due Diligence Vendor-02/xx/2024

																				CA	Primary Residence	Purchase	NA	1447668	N/A	N/A
XXXX	118092	Closed	2024-02-22 07:57	2024-02-26 21:03	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 393 and the Final Closing disclosure on Pg#’s 124, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 413. An interior and exterior appraisal was completed for this property – see pg 37, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 546. The loan meets HPML guidelines, resolved.

 - Due Diligence Vendor-02/xx/2024

Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Resolved. Loan passes HPML checks
TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 393 and the Final Closing disclosure on Pg#’s 124 reflects escrows. Rate lock date was entered correctly – see Pg#’s 413 An interior and exterior appraisal was completed for this property – see pg 39 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 546 . The loan meets HPML guidelines - Due Diligence Vendor-02/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 393 and the Final Closing disclosure on Pg#’s 124, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 413. An interior and exterior appraisal was completed for this property – see pg 37, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 546. The loan meets HPML guidelines, resolved.

 - Due Diligence Vendor-02/xx/2024

 Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Resolved. Loan passes HPML checks
TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg#’s 393 and the Final Closing disclosure on Pg#’s  124  reflects escrows. Rate lock date was entered correctly – see Pg#’s  413 An interior and exterior appraisal was completed for this property – see pg 39 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 546 . The loan meets HPML guidelines - Due Diligence Vendor-02/xx/2024

																				CA	Primary Residence	Purchase	NA	1447665	N/A	N/A
XXXX	118092			Closed	2024-02-22 10:53	2024-02-26 20:53	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-02/xx/2024 Ready for Review-Document Uploaded. - Seller-02/xx/2024 Open-TRID: Missing Closing Disclosure Property is in dry funding state "CA" . Please provide the Post CD. - Due Diligence Vendor-02/xx/2024	Ready for Review-Document Uploaded. - Seller-02/xx/2024	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-02/xx/2024	EMD- XXXX XXXX.pdf PCCD- XXXX XXXX.pdf FTC- XXXX XXXX.pdf			CA	Primary Residence	Purchase	NA	1447761	N/A	N/A
XXXX	118153			Closed	2024-02-28 09:30	2024-03-18 10:13	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Letter of Explanation (Assets)	Resolved-LOX uploaded. Hence resolved - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-Request to provide access letter for using business funds for closing. . - Due Diligence Vendor-02/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-LOX uploaded. Hence resolved - Due Diligence Vendor-03/xx/2024	Scan XXXX, XXX.pdf XXXXX XXXX XXXX Letter.pdf			CA	Investment	Purchase	NA	1457980	N/A	N/A
XXXX	118153			Closed	2024-02-28 08:14	2024-02-29 22:35	Resolved	1 - Information	C	A	Credit	Credit	DSCR Does Not Meet Guideline Requirements	Resolved-Corrected XXXX loan program sheet received, DSCR score of 0.83 is reflected. Doc type is No ratio, resolved. - Due Diligence Vendor-02/xx/2024 Ready for Review-Corrected Credit Grade to No Ratio and updated the DSCR Ratio field to show 0.83. - Seller-02/xx/2024 Ready for Review-Document Uploaded. - Seller-02/xx/2024 Open-Calculated DSCR shows 0.83 whereas Minimum DSCR Per Guidelines is 1, also Originator DSCR is missing in Lender approval sheet. please clarify. - Due Diligence Vendor-02/xx/2024	Ready for Review-Corrected Credit Grade to No Ratio and updated the DSCR Ratio field to show 0.83. - Seller-02/xx/2024 Ready for Review-Document Uploaded. - Seller-02/xx/2024	Resolved-Corrected XXXX loan program sheet received, DSCR score of 0.83 is reflected. Doc type is XXXX, resolved. - Due Diligence Vendor-02/xx/2024	XXXX XXXX Tracking.pdf			CA	Investment	Purchase	NA	1457855	N/A	N/A
XXXX	118131	Closed	2024-02-28 09:24	2024-03-07 18:22	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 322 and the Final Closing disclosure on Pg#’s 125, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 335, 91. An interior and exterior appraisal was completed for this property – see pg 23, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 367. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-335-337, 91
Borrower is Escrowing, escrow disclosures and loan information is on Pg-322
Final Closing disclosure on Pg-125-130
An interior and exterior appraisal was completed for this property pg-23
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was missing from loan file. 81 of File Uploads
HPML Certification is missing from loan file.
Loan passes HPML checks - Due Diligence Vendor-02/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 322 and the Final Closing disclosure on Pg#’s 125, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 335, 91. An interior and exterior appraisal was completed for this property – see pg 23, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 367. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

 Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-335-337, 91
Borrower is Escrowing, escrow disclosures and loan information is on Pg-322
Final Closing disclosure on Pg-125-130
An interior and exterior appraisal was completed for this property pg-23
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was missing from loan file. 81 of File Uploads
HPML Certification is missing from loan file.
Loan passes HPML checks - Due Diligence Vendor-02/xx/2024

																				CA	Primary Residence	Purchase	NA	1457967	N/A	N/A
XXXX	118131	Closed	2024-02-28 09:24	2024-03-07 18:22	Resolved	1 - Information	A	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 322 and the Final Closing disclosure on Pg#’s 125, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 335, 91. An interior and exterior appraisal was completed for this property – see pg 23, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 367. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Duplicate. HPML Certification missing. Added finding, hence rescinded. - Due Diligence Vendor-02/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 322 and the Final Closing disclosure on Pg#’s 125, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 335, 91. An interior and exterior appraisal was completed for this property – see pg 23, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 367. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

 Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Duplicate. HPML Certification missing. Added finding, hence rescinded. - Due Diligence Vendor-02/xx/2024

																				CA	Primary Residence	Purchase	NA	1457972	N/A	N/A
XXXX	118131			Closed	2024-02-29 15:36	2024-03-07 18:10	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-TRID: Missing Closing Disclosure Please provide a PCCD for the subject property. CA is a dry funding state - Due Diligence Vendor-02/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-03/xx/2024	PCCD- XXXX XXXX.pdf			CA	Primary Residence	Purchase	NA	1461540	N/A	N/A
XXXX	118142			Closed	2024-02-29 11:45	2024-03-04 16:07	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD uploaded. Resolved. - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-02/xx/2024 Open-TRID: Missing Closing Disclosure Request to provide Post Closing Disclosure as the subject property is in dry fund state CA. - Due Diligence Vendor-02/xx/2024	Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-02/xx/2024	Resolved-PCCD uploaded. Resolved. - Due Diligence Vendor-03/xx/2024	PCCD.pdf			CA	Primary Residence	Purchase	NA	1460827	N/A	N/A
XXXX	118142	Closed	2024-02-29 09:51	2024-03-04 16:06	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s483, 33.
Final Closing disclosure on Pg#’477
Rate lock doc on pg-322, 656.
An interior and exterior appraisal was completed for this property on pg-85.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-319.
The loan meets HPML Guidelines. HPML Lender Certification is in Page #392.
- Due Diligence Vendor-02/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s483, 33.
Final Closing disclosure on Pg#’477
Rate lock doc on pg-322, 656.
An interior and exterior appraisal was completed for this property on pg-85.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-319.
The loan meets HPML Guidelines. HPML Lender Certification is in Page #392.
 - Due Diligence Vendor-02/xx/2024

																				CA	Primary Residence	Purchase	NA	1460723	N/A	N/A
XXXX	118142	Closed	2024-02-29 09:51	2024-03-04 16:06	Resolved	1 - Information	A	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s483, 33.
Final Closing disclosure on Pg#’477
Rate lock doc on pg-322, 656.
An interior and exterior appraisal was completed for this property on pg-85.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-319.
The loan meets HPML Guidelines. HPML Lender Certification is in Page #392.
- Due Diligence Vendor-02/xx/2024	Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s483, 33.
Final Closing disclosure on Pg#’477
Rate lock doc on pg-322, 656.
An interior and exterior appraisal was completed for this property on pg-85.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-319.
The loan meets HPML Guidelines. HPML Lender Certification is in Page #392.
 - Due Diligence Vendor-02/xx/2024

																				CA	Primary Residence	Purchase	NA	1460726	N/A	N/A
XXXX	118142			Closed	2024-02-29 12:17	2024-03-01 08:21	Resolved	1 - Information	C	A	Credit	Doc Issue	Missing asset documentation (ATR)	Resolved-There is no Gift, updated 1003 uploaded removing the gift, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. Hi Tenant, there is no Gift. Please see updated 1003. - Seller-02/xx/2024 Open-Request to provide clarification/document on gift letter. In 1003 gift amount of $20,000 and $12,000 mentioned as not deposited. But in file there is no Gift letter available on same. - Due Diligence Vendor-02/xx/2024	Ready for Review-Document Uploaded. Hi Tenant, there is no Gift. Please see updated 1003. - Seller-02/xx/2024	Resolved-There is no Gift, updated 1003 uploaded removing the gift, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024	update 1003.pdf			CA	Primary Residence	Purchase	NA	1460863	N/A	N/A
XXXX	118104			Closed	2024-03-01 05:47	2024-03-05 21:51	Resolved	1 - Information	C	A	Compliance	TRID	Final CD: Loan Disclosures Assumption incomplete or inaccurate	Resolved-Final CD with correct Assumption selection updated as 'will not allow" received and updated to Final CD page, resolved. - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-Request to provide updated Final CD with correct Assumption selection. Provided in final Cd pg-161 assumption as 'will allow, under certain conditions' whereas per guidelines, Fixed-Rate Notes are not assumable. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-Final CD with correct Assumption selection updated as 'will not allow" received and updated to Final CD page, resolved. - Due Diligence Vendor-03/xx/2024	Updated CD.pdf			MA	Primary Residence	Purchase	NA	1463508	N/A	N/A
XXXX	118104	Closed	2024-03-01 06:18	2024-03-01 13:07	Resolved	1 - Information	A	A	Compliance	Points & Fees	MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	Resolved-This loan passed the MA 209 CMR 32.35 higher-priced mortgage loan test. (MA 209 CMR 32.35)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Massachusetts Regulations.

While the Code of Massachusetts Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s284, 301.
Final Closing disclosure on Pg#’161.
Rate lock doc on pg-155, 290.
An interior and exterior appraisal was completed for this property on pg-20.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-345.
The loan meets HPML Guidelines.
- Due Diligence Vendor-03/xx/2024	Resolved-This loan passed the MA 209 CMR 32.35 higher-priced mortgage loan test. (MA 209 CMR 32.35)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Massachusetts Regulations.

While the Code of Massachusetts Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s284, 301.
Final Closing disclosure on Pg#’161.
Rate lock doc on pg-155, 290.
An interior and exterior appraisal was completed for this property on pg-20.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-345.
The loan meets HPML Guidelines.
 - Due Diligence Vendor-03/xx/2024

																				MA	Primary Residence	Purchase	NA	1463556	N/A	N/A
XXXX	118104	Closed	2024-03-01 06:18	2024-03-01 13:07	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s284, 301.
Final Closing disclosure on Pg#’161.
Rate lock doc on pg-155, 290.
An interior and exterior appraisal was completed for this property on pg-20.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-345.
The loan meets HPML Guidelines.
- Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s284, 301.
Final Closing disclosure on Pg#’161.
Rate lock doc on pg-155, 290.
An interior and exterior appraisal was completed for this property on pg-20.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-345.
The loan meets HPML Guidelines.
 - Due Diligence Vendor-03/xx/2024

																				MA	Primary Residence	Purchase	NA	1463555	N/A	N/A
XXXX	118048			Closed	2024-03-04 09:30	2024-03-11 07:08	Resolved	1 - Information	C	A	Credit	Credit	Guarantor Recourse Document is missing	Resolved-Guarantor Recourse (Personal Guaranty) document uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-03/xx/2024 Open-Guarantor Recourse Document is missing - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-03/xx/2024	Resolved-Guarantor Recourse (Personal Guaranty) document uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024	Personal Guaranty.pdf			GA	Investment	Refinance	No Cash Out - Borrower Initiated	1467384	N/A	N/A
XXXX	118152	Closed	2024-03-05 13:16	2024-03-13 17:30	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Subject is a detached condo in a community known as XXXX XXXX asper appraisal, asper GL 'Site Condos meeting the XXXX definition are eligible (and follow guides as a single family dwelling)' Site Condo ie., detached condo unit in a condo project, and therefore 90% LTV is acceptable for this transaction, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024
Resolved-Audited LTV of 90% is less than or equal to Guideline LTV of 90% - Due Diligence Vendor-03/xx/2024
Ready for Review-Document Uploaded. Per XXXX XXXX Seller's Guide, Site/Detached condos are treated as single family residence.  Therefore, 90% LTV is acceptable for this transaction. - Seller-03/xx/2024
														Open-Audited LTV Exceeds Guideline LTV Per Matrix, Condo Max LTV is 85%. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. Per XXXX Correspondent Seller's Guide, Site/Detached condos are treated as single family residence. Therefore, 90% LTV is acceptable for this transaction. - Seller-03/xx/2024	Resolved-Subject is a detached condo in a community known as XXXXX asper appraisal, xx Condos meeting the XXXX definition are eligible (and follow guides as a single family dwelling)' Site Condo ie., detached condo unit in a condo project, and therefore 90% LTV is acceptable for this transaction, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024 Resolved-Audited LTV of 90% is less than or equal to Guideline LTV of 90% - Due Diligence Vendor-03/xx/2024	XXX Site Condo rebuttal.pdf			CA	Primary Residence	Purchase	NA	1471130	N/A	N/A
XXXX	118152	Closed	2024-03-04 10:11	2024-03-12 06:33	Resolved	1 - Information	C	A	Property	Appraisal	Property/Appraisal General	Resolved-Updated Supportive document Updated 1008 with form mention 1004 Appraisal. hence finding resolved. - Due Diligence Vendor-03/xx/2024
Ready for Review-Document Uploaded.  - Seller-03/xx/2024
Open-Request for clarification on property type , as per appraisal page #53 shows -The appraiser completed a full appraisal of the subject property for the same client using the XXXXX Condominium form 1073 within the past
														30 days. At the clients request the report has been 'converted' to the current form (XXXX form 1004). 1008 also shows 1073 form was used. Does not match Appraisal forms in file. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-Updated Supportive document Updated 1008 with form mention 1004 Appraisal. hence finding resolved. - Due Diligence Vendor-03/xx/2024	XXXX 1008.pdf			CA	Primary Residence	Purchase	NA	1467433	N/A	N/A
XXXX	118152			Closed	2024-03-04 09:45	2024-03-12 06:27	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Letter of Explanation (Assets)	Resolved-Updated supporting document LOX access for Assets, hence finding resolved.. - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-Request to provide access letter for Account #XXXX As account held by B1 & Other. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-Updated supporting document LOX access for Assets, hence finding resolved.. - Due Diligence Vendor-03/xx/2024	XXXX access letter.pdf			CA	Primary Residence	Purchase	NA	1467405	N/A	N/A
XXXX	118152			Closed	2024-03-05 13:30	2024-03-12 06:25	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Photo Identification Type Missing	Resolved-Updated Supportive document Borrower ID DL has expiring on of XXXX. - Due Diligence Vendor-03/xx/2024 Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-DL has expired as of XXXX. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-Updated Supportive document Borrower ID DL has expiring on of XXXX. - Due Diligence Vendor-03/xx/2024 Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-03/xx/2024	XXXX Drivers License.pdf			CA	Primary Residence	Purchase	NA	1471165	N/A	N/A
XXXX	118152	Closed	2024-03-04 08:56	2024-03-04 09:02	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’604 and the Final Closing disclosure on Pg#’s 354 reflects escrows. Rate lock date was entered correctly – see Pg#’621 An interior and exterior appraisal was completed for this property – see pg#24,51 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s #683 and copy of the appraisal was given to the borrower – see Pg#’682 for the copy of the disclosure. The loan meets HPML guidelines pg#612 - Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’604 and the Final Closing disclosure on Pg#’s 354 reflects escrows. Rate lock date was entered correctly – see Pg#’621 An interior and exterior appraisal was completed for this property – see pg#24,51 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s #683 and copy of the appraisal was given to the borrower – see Pg#’682 for the copy of the disclosure. The loan meets HPML guidelines pg#612 - Due Diligence Vendor-03/xx/2024

																				CA	Primary Residence	Purchase	NA	1467354	N/A	N/A
XXXX	118152	Closed	2024-03-04 08:56	2024-03-04 09:02	Resolved	1 - Information	A	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’604 and the Final Closing disclosure on Pg#’s 354 reflects escrows. Rate lock date was entered correctly – see Pg#’621 An interior and exterior appraisal was completed for this property – see pg#24,51 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s #683 and copy of the appraisal was given to the borrower – see Pg#’682 for the copy of the disclosure. The loan meets HPML guidelines pg#612 - Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’604 and the Final Closing disclosure on Pg#’s 354 reflects escrows. Rate lock date was entered correctly – see Pg#’621 An interior and exterior appraisal was completed for this property – see pg#24,51 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s #683 and copy of the appraisal was given to the borrower – see Pg#’682 for the copy of the disclosure. The loan meets HPML guidelines pg#612 - Due Diligence Vendor-03/xx/2024

																				CA	Primary Residence	Purchase	NA	1467356	N/A	N/A
XXXX	118066			Closed	2024-03-04 11:34	2024-03-18 18:01	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing income documentation	Resolved-Clarification received. The borrower's other income was not included in qualifying the borrower for the loan. The 1003 abd 1008 do not need to be corrected as the difference does not disqualify the borrower. Resolved. - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-Request to provide other income $350 (Child support Income) supporting documents. Child support Income supporting documents missing in file. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-Clarification received. The borrower's other income was not included in qualifying the borrower for the loan. The 1003 abd 1008 do not need to be corrected as the difference does not disqualify the borrower. Resolved. - Due Diligence Vendor-03/xx/2024	XXXX XXX Child Support LOX.pdf			FL	Primary Residence	Purchase	NA	1467543	N/A	N/A
XXXX	118066	Closed	2024-03-13 15:08	2024-03-13 15:17	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 430 and the Final Closing disclosure on Pg#’s 250, reflects escrows. Rate lock date was entered correctly – see Pg#’s 248. An interior and exterior appraisal was completed for this property – see pg 16, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 573. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 430 and the Final Closing disclosure on Pg#’s 250, reflects escrows. Rate lock date was entered correctly – see Pg#’s 248. An interior and exterior appraisal was completed for this property – see pg 16, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 573. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

																				FL	Primary Residence	Purchase	NA	1491964	N/A	N/A
XXXX	118066			Closed	2024-03-04 10:56	2024-03-13 15:13	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-Initial CD received and updated to review, resolved. - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-TRID: Missing Closing Disclosure Request to provide Initial Closing Disclosure. Initial Closing Disclosure missing in file. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-Initial CD received and updated to review, resolved. - Due Diligence Vendor-03/xx/2024	ICD-XXX XXXX.pdf			FL	Primary Residence	Purchase	NA	1467482	N/A	N/A
XXXX	118066	Closed	2024-03-04 11:39	2024-03-12 06:38	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Updated Supportive document CPA letter, hence finding resolved. - Due Diligence Vendor-03/xx/2024
Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-03/xx/2024
Ready for Review-Document Uploaded.  - Seller-03/xx/2024
Open-Borrower 1 CPA Letter Missing Request to provide CPA/Tax Professional/Accounting-Bookkeeping Firm supervised by a Certified Accountant Letter, signed and dated within 60 days of Note date, stating that the use of business funds would not have a negative impact on the business. CPA for Borrower Business (XXXX) missing in file.
														- Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-Updated Supportive document CPA letter, hence finding resolved. - Due Diligence Vendor-03/xx/2024 Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-03/xx/2024	CPA Letter-XXXX XXXX.pdf			FL	Primary Residence	Purchase	NA	1467547	N/A	N/A
XXXX	118049			Closed	2024-03-05 10:35	2024-03-11 09:28	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-The 1008 document is missing from the loan file. Risk Assessment and FICO score information are missing in provided 1008 document. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024	XXXX XXXX Updated 1008.pdf			FL	Investment	Refinance	No Cash Out - Borrower Initiated	1470817	N/A	N/A
XXXX	118049			Closed	2024-03-05 10:36	2024-03-07 17:46	Resolved	1 - Information	C	A	Credit	Credit	Lender Approval Form is Missing	Resolved-Loan program sheet with 1st lien matrix version date of XXXX received, resolved. - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-Please provide an Approval with the matrix date entered. The guideline matrix date is missing on Program information. Considered XXXX as the guideline matrix for qualification as initial 1003 is dated on XXXX. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-Loan program sheet with 1st lien matrix version date of XXXX received, resolved. - Due Diligence Vendor-03/xx/2024	XXXX XXXX XXXX Tracking Screen.pdf			FL	Investment	Refinance	No Cash Out - Borrower Initiated	1470819	N/A	N/A
XXXX	117816			Closed	2024-03-07 05:47	2024-03-13 15:15	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-the 1008 was provided as the worksheet. - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. Income calculation is on the 1008 for this one. - Seller-03/xx/2024 Open-Income calculation worksheet is missing in file - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. Income calculation is on the 1008 for this one. - Seller-03/xx/2024	Resolved-the 1008 was provided as the worksheet. - Due Diligence Vendor-03/xx/2024	XXXX 1008.pdf			CA	Primary Residence	Purchase	NA	1477470	N/A	N/A
XXXX	117816	Closed	2024-03-07 04:39	2024-03-07 23:33	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#544 and the Final Closing disclosure on Pg#233 reflects escrows. Rate lock date was entered correctly see Pg#’s 209 An interior and exterior appraisal was completed for this property – see pg#100-130 the appraisal disclosure was provided to the borrower(s)- see Pg#’651, and copy of the appraisal was given to the borrower see Pg# 488, 591 for the copy of the disclosure. The loan meets HPML guidelines" ECOA Page#488, - Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#544 and the Final Closing disclosure on Pg#233 reflects escrows. Rate lock date was entered correctly see Pg#’s 209 An interior and exterior appraisal was completed for this property – see pg#100-130 the appraisal disclosure was provided to the borrower(s)- see Pg#’651, and copy of the appraisal was given to the borrower see Pg# 488, 591 for the copy of the disclosure. The loan meets HPML guidelines" ECOA Page#488, - Due Diligence Vendor-03/xx/2024

																				CA	Primary Residence	Purchase	NA	1477380	N/A	N/A
XXXX	117816	Closed	2024-03-07 04:39	2024-03-07 23:33	Resolved	1 - Information	A	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#544 and the Final Closing disclosure on Pg#233 reflects escrows. Rate lock date was entered correctly see Pg#’s 209 An interior and exterior appraisal was completed for this property – see pg#100-130 the appraisal disclosure was provided to the borrower(s)- see Pg#’651, and copy of the appraisal was given to the borrower see Pg# 488, 591 for the copy of the disclosure. The loan meets HPML guidelines" ECOA on page#488 - Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg#544  and the Final Closing disclosure on Pg#233 reflects escrows. Rate lock date was entered correctly see Pg#’s 209 An interior and exterior appraisal was completed for this property – see pg#100-130 the appraisal disclosure was provided to the borrower(s)- see Pg#’651, and copy of the appraisal was given to the borrower  see Pg# 488, 591  for the copy of the disclosure. The loan meets HPML guidelines" ECOA on page#488 - Due Diligence Vendor-03/xx/2024

																				CA	Primary Residence	Purchase	NA	1477386	N/A	N/A
XXXX	118109			Closed	2024-03-06 08:50	2024-03-21 15:42	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-TRID: Missing Closing Disclosure Subject is in DRY state-ID, Please provide PCCD - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-03/xx/2024	FTC- XXXX.pdf EMD- XXXXX.pdf PCCD- XXXX.pdf GIFT- XXXX.pdf			ID	Primary Residence	Purchase	NA	1474026	N/A	N/A
XXXX	118109	Closed	2024-03-06 08:54	2024-03-21 15:42	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 318 and the Final Closing disclosure on Pg#’s 139, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 131. An interior and exterior appraisal was completed for this property – see pg 19, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 389. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly. Page#131
Borrower is Escrowing, escrow disclosures and loan information is on Pg#318
Final Closing disclosure on Pg#’139
An interior and exterior appraisal was completed for this property on pg-21
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-389
The loan meets HPML Guidelines. HPML Lender Certification on page#326
- Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 318 and the Final Closing disclosure on Pg#’s 139, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 131. An interior and exterior appraisal was completed for this property – see pg 19, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 389. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

 Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly. Page#131
Borrower is Escrowing, escrow disclosures and loan information is on Pg#318
Final Closing disclosure on Pg#’139
An interior and exterior appraisal was completed for this property on pg-21
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on pgs-389
The loan meets HPML Guidelines. HPML Lender Certification on page#326
 - Due Diligence Vendor-03/xx/2024

																				ID	Primary Residence	Purchase	NA	1474029	N/A	N/A
XXXX	118097	Closed	2024-03-06 11:51	2024-03-20 20:58	Resolved	1 - Information	C	A	Credit	Credit	Lender Approval Form is Missing	Resolved-Lender Approval updated. - Due Diligence Vendor-03/xx/2024
Ready for Review-Document Uploaded.  - Seller-03/xx/2024
Counter-As per comments the rate locked on 2/xx/24. The matrix version dated XXXX would be the most recent. - Due Diligence Vendor-03/xx/2024
Ready for Review-This is DSCR loan - Seller-03/xx/2024
Counter-Please provide evidence of the rate lock date. - Due Diligence Vendor-03/xx/2024
Ready for Review-loan was  locked on 2/16 so the matrix chosen for this loan was XXXX - Seller-03/xx/2024
														Open-As per the Loan File Rate Lock is not present for DSCR Transaction so by Considering Application Date XXXXX, Matrix Version Available for the date XXXX which is prior to Application date but Loan Approval shows Matrix Version as XXXX which is after the Application Date of XXXXX , Request to provide updated lender loan approval form with Corrected Matrix Version XXXX - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024 Ready for Review-This is DSCR loan - Seller-03/xx/2024 Ready for Review-loan was locked on 2/16 so the matrix chosen for this loan was 2/07. - Seller-03/xx/2024	Resolved-Lender Approval updated. - Due Diligence Vendor-03/xx/2024	dscr.jpg			AZ	Investment	Purchase	NA	1474242	N/A	N/A
XXXX	118138	Closed	2024-03-08 17:54	2024-03-11 17:26	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not conform to program guidelines	Resolved-Clarification received on matrix. Transaction is a rate term refinance and the borrower is not ITIN. Seasoning is within GLs. Resolved. - Due Diligence Vendor-03/xx/2024
Ready for Review-Document Uploaded. Guideline referenced is for ITIN borrowers.  This borrower is not a ITIN.  Since loan is no-cash out and borrower is SSN, seasoning is acceptable.  See attached. - Seller-03/xx/2024
														Open-Loan does not conform to program guidelines The Matrix is dated XXXX as per lender approval page 244. As per Matrix XXXX the loan being paid off needs to be seasoned greater that 6 months. The borrower purchased the subject property XXXX. Please provide clarification and exception. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. Guideline referenced is for ITIN borrowers. This borrower is not a ITIN. Since loan is no-cash out and borrower is SSN, seasoning is acceptable. See attached. - Seller-03/xx/2024	Resolved-Clarification received on matrix. Transaction is a rate term refinance and the borrower is not ITIN. Seasoning is within GLs. Resolved. - Due Diligence Vendor-03/xx/2024	XXXX XXX.pdf			AL	Investment	Refinance	No Cash Out - Borrower Initiated	1482786	N/A	N/A
XXXX	118096	Closed	2024-03-07 06:21	2024-03-07 06:21	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#444 and the Final Closing disclosure on Pg#277 reflects escrows. Rate lock date was entered correctly see Pg#265 An interior and exterior appraisal was completed for this property see pg #22, the appraisal disclosure was provided to the borrower(s)and copy of the appraisal was given to the borrower – see Pg #378 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#444 and the Final Closing disclosure on Pg#277 reflects escrows. Rate lock date was entered correctly see Pg#265 An interior and exterior appraisal was completed for this property see pg #22, the appraisal disclosure was provided to the borrower(s)and copy of the appraisal was given to the borrower – see Pg #378 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-03/xx/2024

																				CT	Primary Residence	Purchase	NA	1477504	N/A	N/A
XXXX	118150	Closed	2024-03-08 06:38	2024-03-19 19:55	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 336 and the Final Closing disclosure on Pg#’s 136, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 134. An interior and exterior appraisal was completed for this property – see pg 28, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 391. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

Resolved-TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg# 336
Final Closing disclosure on Pg# 136 reflects escrows.
Rate lock date was entered correctly – see Pg# 352
An interior and exterior appraisal was completed for this property – see Pg 28, the appraisal disclosure was provided to the borrower(s), and copy of the appraisal was given to the borrower for the copy of the disclosure. – see Pg# 391
The loan meets HPML guidelines. HPML Lender Cert on page#339 - Due Diligence Vendor-03/xx/2024

Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 336 and the Final Closing disclosure on Pg#’s 136, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 134. An interior and exterior appraisal was completed for this property – see pg 28, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 391. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

 Resolved-TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg# 336
Final Closing disclosure on Pg# 136 reflects escrows.
Rate lock date was entered correctly – see Pg# 352
An interior and exterior appraisal was completed for this property – see Pg 28, the appraisal disclosure was provided to the borrower(s), and copy of the appraisal was given to the borrower for the copy of the disclosure. – see Pg# 391
The loan meets HPML guidelines. HPML Lender Cert on page#339 - Due Diligence Vendor-03/xx/2024

 Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/xx/2024

																				CA	Primary Residence	Purchase	NA	1481125	N/A	N/A
XXXX	118150	Closed	2024-03-08 06:38	2024-03-19 19:54	Resolved	1 - Information	A	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 336 and the Final Closing disclosure on Pg#’s 136, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 134. An interior and exterior appraisal was completed for this property – see pg 28, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 391. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/xx/2024

Resolved-TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg# 336
Final Closing disclosure on Pg# 136 reflects escrows.
Rate lock date was entered correctly – see Pg# 352
An interior and exterior appraisal was completed for this property – see Pg 28, the appraisal disclosure was provided to the borrower(s), and copy of the appraisal was given to the borrower for the copy of the disclosure. – see Pg# 391
The loan meets HPML guidelines. HPML Lender Cert on page#339 - Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 336 and the Final Closing disclosure on Pg#’s 136, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 134. An interior and exterior appraisal was completed for this property – see pg 28, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 391. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

 Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/xx/2024

 Resolved-TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg# 336
Final Closing disclosure on Pg# 136 reflects escrows.
Rate lock date was entered correctly – see Pg# 352
An interior and exterior appraisal was completed for this property – see Pg 28, the appraisal disclosure was provided to the borrower(s), and copy of the appraisal was given to the borrower for the copy of the disclosure. – see Pg# 391
The loan meets HPML guidelines. HPML Lender Cert on page#339 - Due Diligence Vendor-03/xx/2024

																				CA	Primary Residence	Purchase	NA	1481133	N/A	N/A
XXXX	118150			Closed	2024-03-12 04:39	2024-03-19 19:52	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-TRID: Missing Closing Disclosure Subject is in DRY State, Please provide PCCD - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-03/xx/2024	pccd.pdf			CA	Primary Residence	Purchase	NA	1487306	N/A	N/A
XXXX	118150			Closed	2024-03-19 19:47	2024-03-19 19:50	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved- - Due Diligence Vendor-03/xx/2024 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-03/xx/2024 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-03/xx/2024		Resolved- - Due Diligence Vendor-03/xx/2024				CA	Primary Residence	Purchase	NA	1508827	N/A	N/A
XXXX	118150			Closed	2024-03-19 19:46	2024-03-19 19:49	Resolved	1 - Information	C	A	Compliance	State Reg	CA Per Diem Interest Amount Test	Resolved- - Due Diligence Vendor-03/xx/2024 Resolved- - Due Diligence Vendor-03/xx/2024 Open-This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5)The per diem interest amount charged on the loan ($166.46) exceeds the per diem interest charge or credit threshold ($-665.84).PLEASE NOTE: An additional $1 buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. - Due Diligence Vendor-03/xx/2024		Resolved- - Due Diligence Vendor-03/xx/2024 Resolved- - Due Diligence Vendor-03/xx/2024				CA	Primary Residence	Purchase	NA	1508818	N/A	N/A
XXXX	118150			Closed	2024-03-19 19:46	2024-03-19 19:49	Resolved	1 - Information	C	A	Compliance	State Reg	CA Per Diem Interest Amount Test	Resolved- - Due Diligence Vendor-03/xx/2024 Resolved- - Due Diligence Vendor-03/xx/2024 Open-This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5)The per diem interest amount charged on the loan ($166.46) exceeds the per diem interest charge or credit threshold ($-665.84).PLEASE NOTE: An additional $1 buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. - Due Diligence Vendor-03/xx/2024		Resolved- - Due Diligence Vendor-03/xx/2024 Resolved- - Due Diligence Vendor-03/xx/2024				CA	Primary Residence	Purchase	NA	1508819	N/A	N/A
XXXX	118135	Closed	2024-03-11 09:05	2024-03-14 16:59	Resolved	1 - Information	A	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 373 and the Final Closing disclosure on Pg#’s 221, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 431. An interior and exterior appraisal was completed for this property – see pg 24, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 407. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-381
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 373
Final Closing disclosure on Pg-221
An interior and exterior appraisal was completed for this property pg-26
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-407,408
The loan meets HPML Guidelines. HPML Lender Certification is in Page-378
- Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 373 and the Final Closing disclosure on Pg#’s 221, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 431. An interior and exterior appraisal was completed for this property – see pg 24, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 407. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

 Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-381
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 373
Final Closing disclosure on Pg-221
An interior and exterior appraisal was completed for this property pg-26
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-407,408
The loan meets HPML Guidelines. HPML Lender Certification is in Page-378
 - Due Diligence Vendor-03/xx/2024

																				CA	Primary Residence	Purchase	NA	1484673	N/A	N/A
XXXX	118135	Closed	2024-03-11 09:05	2024-03-14 16:59	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 373 and the Final Closing disclosure on Pg#’s 221, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 431. An interior and exterior appraisal was completed for this property – see pg 24, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 407. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-381
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 373
Final Closing disclosure on Pg-221
An interior and exterior appraisal was completed for this property pg-26
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-407,408
The loan meets HPML Guidelines. HPML Lender Certification is in Page-378
- Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 373 and the Final Closing disclosure on Pg#’s 221, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 431. An interior and exterior appraisal was completed for this property – see pg 24, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 407. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

 Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-381
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 373
Final Closing disclosure on Pg-221
An interior and exterior appraisal was completed for this property pg-26
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-407,408
The loan meets HPML Guidelines. HPML Lender Certification is in Page-378
 - Due Diligence Vendor-03/xx/2024

																				CA	Primary Residence	Purchase	NA	1484671	N/A	N/A
XXXX	118135			Closed	2024-03-11 11:32	2024-03-14 16:54	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-03/xx/2024 Open-TRID: Missing Closing Disclosure Request to Provide POST CD, as it is mandatory to have in XXXX Dry Funding state (Subject State is CA). - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-03/xx/2024	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-03/xx/2024	PCCD.pdf			CA	Primary Residence	Purchase	NA	1484915	N/A	N/A
XXXX	118135	Closed	2024-03-11 07:24	2024-03-12 06:19	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Personal Tax Returns Missing	Resolved-Updated supportive document Tax Returns, hence finding resolved. - Due Diligence Vendor-03/xx/2024

Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-03/xx/2024

Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-03/xx/2024

														Open-Borrower 1 Personal Tax Returns Missing Request to provide 2 years complete personal tax return as per loan program on page #392 doc type is full doc 24 months, on page #485 provided only 1 page of personal tax return for the year 2021 request to provide complete 2021-year personal tax return. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-03/xx/2024	Resolved-Updated supportive document Tax Returns, hence finding resolved. - Due Diligence Vendor-03/xx/2024 Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-03/xx/2024	2021.pdf			CA	Primary Residence	Purchase	NA	1484536	N/A	N/A
XXXX	118171	Closed	2024-03-11 05:48	2024-03-14 18:41	Resolved	1 - Information	A	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 295 and the Final Closing disclosure on Pg#’s 112, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 108. An interior and exterior appraisal was completed for this property – see pg 23, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 337. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-108,303.
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 295
Final Closing disclosure on Pg-112
An interior and exterior appraisal was completed for this property pg-23
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-337
The loan meets HPML Guidelines. HPML Lender Certification is in Page-299
- Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 295 and the Final Closing disclosure on Pg#’s 112, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 108. An interior and exterior appraisal was completed for this property – see pg 23, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 337. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

 Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-108,303.
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 295
Final Closing disclosure on Pg-112
An interior and exterior appraisal was completed for this property pg-23
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-337
The loan meets HPML Guidelines. HPML Lender Certification is in Page-299
 - Due Diligence Vendor-03/xx/2024

																				CA	Primary Residence	Purchase	NA	1484399	N/A	N/A
XXXX	118171	Closed	2024-03-11 05:48	2024-03-14 18:41	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 295 and the Final Closing disclosure on Pg#’s 112, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 108. An interior and exterior appraisal was completed for this property – see pg 23, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 337. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-108,303.
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 295
Final Closing disclosure on Pg-112
An interior and exterior appraisal was completed for this property pg-23
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-337
The loan meets HPML Guidelines. HPML Lender Certification is in Page-299
- Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 295 and the Final Closing disclosure on Pg#’s 112, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 108. An interior and exterior appraisal was completed for this property – see pg 23, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 337. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

 Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-108,303.
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 295
Final Closing disclosure on Pg-112
An interior and exterior appraisal was completed for this property pg-23
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-337
The loan meets HPML Guidelines. HPML Lender Certification is in Page-299
 - Due Diligence Vendor-03/xx/2024

																				CA	Primary Residence	Purchase	NA	1484397	N/A	N/A
XXXX	118171			Closed	2024-03-11 05:50	2024-03-14 18:38	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-03/xx/2024 Open-TRID: Missing Closing Disclosure Request to Provide POST CD, as it is mandatory to have in XXXX Dry Funding state (Subject State is CA). - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-03/xx/2024	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-03/xx/2024	PCCD.pdf			CA	Primary Residence	Purchase	NA	1484401	N/A	N/A
XXXX	118171	Closed	2024-03-11 22:49	2024-03-14 10:47	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Citizenship Identification Documentation Missing	Resolved-Asper the clarification, confirmed Co-Borrower (XXXX) is a US Citizen, final 1003 is correct. Driver License already available in file, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024
Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-03/xx/2024
Ready for Review-Document Uploaded. Hi Tenant, the Co-Borrower (XXXX) is a US Citizen.  The Final 1003 is correct.  Her Driver License and SS Card are on pages 19-20 of our PC Package.  Are they not suffice?  Please advise what citizenship documents you are looking for? - Seller-03/xx/2024
														Open-Borrower 2 Non-US Citizen Identification Document Missing. Please provide acceptable documentation. The initial 1003 shows Borrower 2 is Non-Permanent Resident Alien and the Final 1003 shows US Citizen. Please provide clarification and Citizenship documentation. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. Hi Tenant, the Co-Borrower (XXXX) is a US Citizen. The Final 1003 is correct. Her Driver License and SS Card are on pages 19-20 of our PC Package. Are they not suffice? Please advise what citizenship documents you are looking for? - Seller-03/xx/2024	Resolved-Asper the clarification, confirmed Co-Borrower (XXXX) is a US Citizen, final 1003 is correct. Driver License already available in file, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024 Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-03/xx/2024	ScreenShot.docx			CA	Primary Residence	Purchase	NA	1487153	N/A	N/A
XXXX	118101	Closed	2024-03-12 13:43	2024-04-03 18:46	Resolved	1 - Information	C	A	Credit	Credit	DSCR Does Not Meet Guideline Requirements	Resolved-As per Guidelines, a lease agreement is not required on refinance transactions if loans amount ≤ $1MM and LTV ≤ 65%. The lease amount on the attached 1007 was updated, hence resolved. - Due Diligence Vendor-04/xx/2024
Ready for Review-Are you able to review the appraisal provided? - Seller-04/xx/2024
Counter-Per review the rent amount is $3,212. Please provide supporting documentation for the updated rent of $3,300 amount on the DSCR w/s provided.  - Due Diligence Vendor-04/xx/2024
Ready for Review-Document Uploaded. updated DSCR ratio - Seller-03/xx/2024
Counter-Per the loan program sheet provided the loan program is DSCR. Per the matrix version dated XXXX the minimum DSCR score required is 1. Per review the DSCR score for this loan is 0.99. Please provide an exception with comp factors as this loan's DSCR score is below the GL minimum.  - Due Diligence Vendor-03/xx/2024
Ready for Review-Document Uploaded.  - Seller-03/xx/2024
Ready for Review-Document Uploaded.  - Seller-03/xx/2024
Counter-Per review the DSCR score is less than 1. Rent iao $3,212 /  $3,235.46 (P&I iao $2454  + Property Taxes iao $273.04 + HOI iao $$75.42 + HOA iao $433.40) = 0.99. Please provide an exception for this loan because the DSCR score is below the GL minimum of 1. - Due Diligence Vendor-03/xx/2024
Ready for Review-Document Uploaded. see e-mail from PC to Association person that completed the Questionnaire. No appraisal amendment needed - Seller-03/xx/2024
Counter-The attached HOA Questionnaire does not have the confirmed HOA Dues present. The DSCR is below guidelines minimum. Please provide evidence of the HOA monthly fee. - Due Diligence Vendor-03/xx/2024
Ready for Review-The attached HOA Questionnaire does not have the confirmed HOA Dues present. The DSCR is below guidelines minimum. Please provide evidence of the HOA monthly fee.  - Due Diligence Vendor-03/xx/2024
Ready for Review-Document Uploaded.  - Seller-03/xx/2024
														Open-DSCR variance is because HOA $433 per month reflecting per 1073 Appraisal page #25 but Lender Loan Info page #362 reflects HOA $394, so variance of $39 resulted in DSCR variance. Please provide updated Appraisal document with correct HOA fee or LOX for HOA. - Due Diligence Vendor-03/xx/2024	Ready for Review-Are you able to review the appraisal provided? - Seller-04/xx/2024 Ready for Review-Document Uploaded. updated DSCR ratio - Seller-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Ready for Review-Document Uploaded. see e-mail from PC to Association person that completed the Questionnaire. No appraisal amendment needed - Seller-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-As per Guidelines, a lease agreement is not required on refinance transactions if loans amount ≤ $1MM and LTV ≤ 65%. The lease amount on the attached 1007 was updated, hence resolved. - Due Diligence Vendor-04/xx/2024	hoa.pdf HOA 2.pdf DSCR.pdf appraisal XXXX_XXXX_.pdf 1008.pdf Appr Prog.pdf UW DSCR WORKSHEET as 3.29.pdf			CA	Investment	Refinance	Cash Out - Other	1488266	N/A	N/A
XXXX	117815	Closed	2024-03-14 09:03	2024-03-14 18:27	Resolved	1 - Information	A	A	Compliance	Points & Fees	MD COMAR Higher-Priced Mortgage Loan Test	Resolved-This loan failed the MD COMAR higher-priced mortgage loan test. ( Maryland COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR).

While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 448 and the Final Closing disclosure on Pg#’s 171 reflects escrows. Rate lock date was entered correctly – see Pg#’s 493, 495. An interior and exterior appraisal was completed for this property – see pg 42, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 72 and copy of the appraisal was given to the borrower – see Pg#’s 502 for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the MD COMAR higher-priced mortgage loan test. ( Maryland COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR).

While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 448 and the Final Closing disclosure on Pg#’s 171 reflects escrows. Rate lock date was entered correctly – see Pg#’s 493, 495.  An interior and exterior appraisal was completed for this property – see pg 42, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 72 and copy of the appraisal was given to the borrower – see Pg#’s 502 for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-03/xx/2024

																				MD	Primary Residence	Purchase	NA	1494190	N/A	N/A
XXXX	117815	Closed	2024-03-14 09:03	2024-03-14 18:26	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 448 and the Final Closing disclosure on Pg#’s 171 reflects escrows. Rate lock date was entered correctly – see Pg#’s 493, 495. An interior and exterior appraisal was completed for this property – see pg 42, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 72 and copy of the appraisal was given to the borrower – see Pg#’s 502 for the copy of the disclosure. The loan meets HPML guidelines.
- Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 448 and the Final Closing disclosure on Pg#’s 171 reflects escrows. Rate lock date was entered correctly – see Pg#’s 493, 495. An interior and exterior appraisal was completed for this property – see pg 42, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 72 and copy of the appraisal was given to the borrower – see Pg#’s 502 for the copy of the disclosure. The loan meets HPML guidelines.
 - Due Diligence Vendor-03/xx/2024

																				MD	Primary Residence	Purchase	NA	1494188	N/A	N/A
XXXX	117818			Closed	2024-03-14 10:40	2024-03-20 07:25	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing evidence of rate lock	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-Evidence of Rate Lock Missing Please provide lock confirmation (Purchase eligibility to confirm the underwriting Guideline Product Name and Underwriting Guideline Version) - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-03/xx/2024	XXXX 1008.pdf XXXX Lock confirmation.pdf			TX	Primary Residence	Purchase	NA	1494275	N/A	N/A
XXXX	117818	Closed	2024-03-14 10:40	2024-03-14 11:12	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 411 and the Final Closing disclosure on Pg#’s 218 reflects escrows. Rate lock date was entered correctly – see Pg#’s 196 An interior and exterior appraisal was completed for this property – see pg 67-104 , the appraisal disclosure was provided to the borrower(s)- see Pg#’525 , and copy of the appraisal was given to the borrower – see Pg#’s 524 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 411 and the Final Closing disclosure on Pg#’s 218 reflects escrows. Rate lock date was entered correctly – see Pg#’s 196 An interior and exterior appraisal was completed for this property – see pg 67-104 , the appraisal disclosure was provided to the borrower(s)- see Pg#’525 , and copy of the appraisal was given to the borrower – see Pg#’s 524 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-03/xx/2024

																				TX	Primary Residence	Purchase	NA	1494278	N/A	N/A
XXXX	118122			Closed	2024-03-12 11:21	2024-03-15 12:59	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document is Incomplete	Resolved-Title supplement uploaded verifying proposed insured loan amount of $XXXX, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024 Resolved-Title Document is Provided And Complete - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-Title Document is Incomplete Request to provide updated title report/ supplement with loan amount. Provide title report doesn't reflect loan amount in document pg-261. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-Title supplement uploaded verifying proposed insured loan amount of $XXXXX, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024 Resolved-Title Document is Provided And Complete - Due Diligence Vendor-03/xx/2024	SUP.pdf			CA	Investment	Refinance	Cash Out - Home Improvement/Reno	1487863	N/A	N/A
XXXX	118148	Closed	2024-03-13 06:02	2024-03-13 06:06	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-291
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 284
Final Closing disclosure on Pg-168
An interior and exterior appraisal was completed for this property pg-81
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-327
The loan meets HPML Guidelines. HPML Lender Certification is in Page-288
- Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-291
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 284
Final Closing disclosure on Pg-168
An interior and exterior appraisal was completed for this property pg-81
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-327
The loan meets HPML Guidelines. HPML Lender Certification is in Page-288
 - Due Diligence Vendor-03/xx/2024

																				UT	Primary Residence	Purchase	NA	1490610	N/A	N/A
XXXX	118047	Closed	2024-03-14 08:37	2024-03-18 15:12	Resolved	1 - Information	A	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 1013 and the Final Closing disclosure on Pg#’s 481, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 475. An interior and exterior appraisal was completed for this property – see pg 28, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 1178, and copy of the appraisal was given to the borrower – see Pg#’s 1177 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 1013 and the Final Closing disclosure on Pg 484 reflects escrows. Rate lock date was entered correctly  – see Pg  1100, 475  An interior and exterior appraisal was completed for this property – see pg 30 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 1177-1178   for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 1091.
"
- Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 1013 and the Final Closing disclosure on Pg#’s 481, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 475. An interior and exterior appraisal was completed for this property – see pg 28, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 1178, and copy of the appraisal was given to the borrower – see Pg#’s 1177 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

 Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 1013 and the Final Closing disclosure on Pg 484 reflects escrows. Rate lock date was entered correctly  – see Pg  1100, 475  An interior and exterior appraisal was completed for this property – see pg 30 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 1177-1178   for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 1091.
"
 - Due Diligence Vendor-03/xx/2024

																				CA	Primary Residence	Purchase	NA	1494151	N/A	N/A
XXXX	118047	Closed	2024-03-14 08:37	2024-03-18 15:12	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 1013 and the Final Closing disclosure on Pg#’s 481, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 475. An interior and exterior appraisal was completed for this property – see pg 28, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 1178, and copy of the appraisal was given to the borrower – see Pg#’s 1177 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 1013 and the Final Closing disclosure on Pg 484 reflects escrows. Rate lock date was entered correctly – see Pg 1100, 475 An interior and exterior appraisal was completed for this property – see pg 30 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 1177-1178 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 1091. - Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 1013 and the Final Closing disclosure on Pg#’s 481, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 475. An interior and exterior appraisal was completed for this property – see pg 28, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 1178, and copy of the appraisal was given to the borrower – see Pg#’s 1177 for the copy of the disclosure. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-03/xx/2024

 Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 1013 and the Final Closing disclosure on Pg 484 reflects escrows. Rate lock date was entered correctly  – see Pg  1100, 475  An interior and exterior appraisal was completed for this property – see pg 30 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 1177-1178   for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 1091. - Due Diligence Vendor-03/xx/2024

																				CA	Primary Residence	Purchase	NA	1494150	N/A	N/A
XXXX	118047			Closed	2024-03-14 08:44	2024-03-18 14:52	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-TRID: Missing Closing Disclosure Property is in (CA) dry funding state. Provide PCCD. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-PCCD received and updated to review, PC CE report is elevated, resolved. - Due Diligence Vendor-03/xx/2024	XXXX XXXX PCCD.pdf			CA	Primary Residence	Purchase	NA	1494160	N/A	N/A
XXXX	118078			Closed	2024-03-18 03:50	2024-03-20 19:29	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD uploaded and entered. Resolved. - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-03/xx/2024 Open-TRID: Missing Closing Disclosure Property is in (CA) dry funding state. Provide PCCD. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-03/xx/2024	Resolved-PCCD uploaded and entered. Resolved. - Due Diligence Vendor-03/xx/2024	PCCD.pdf			CA	Primary Residence	Purchase	NA	1502431	N/A	N/A
XXXX	118078	Closed	2024-03-18 21:30	2024-03-19 11:33	Resolved	1 - Information	C	A	Credit	Assets	Asset 6 Does Not Meet Guideline Requirements	Resolved-PCCD with gift uploaded & wire transfer for gift $30,000 is already available in Pg: 487-490, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024

Resolved-Asset 6 Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-03/xx/2024

Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-03/xx/2024

														Open-Asset 6 Does Not Meet Guideline Requirements The Gift of $30,000 page 254 is not included on the Final Cd and there is not evidence of receipt. Please provide updated Final Cd and evidence of receipt. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-03/xx/2024	Resolved-PCCD with gift uploaded & wire transfer for gift $30,000 is already available in Pg: 487-490, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024 Resolved-Asset 6 Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-03/xx/2024	PCCD.pdf			CA	Primary Residence	Purchase	NA	1505716	N/A	N/A
XXXX	118078	Closed	2024-03-18 03:39	2024-03-18 03:43	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 279 and the Final Closing disclosure on Pg 122 reflects escrows. Rate lock date was entered correctly – see Pg 118, 286 An interior and exterior appraisal was completed for this property – see pg 32 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 339 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 282. - Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 279 and the Final Closing disclosure on Pg 122 reflects escrows. Rate lock date was entered correctly – see Pg 118, 286 An interior and exterior appraisal was completed for this property – see pg 32 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 339 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 282. - Due Diligence Vendor-03/xx/2024

																				CA	Primary Residence	Purchase	NA	1502416	N/A	N/A
XXXX	118078	Closed	2024-03-18 03:39	2024-03-18 03:43	Resolved	1 - Information	A	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg  279 and the Final Closing disclosure on Pg 122   reflects escrows. Rate lock date was entered correctly – see Pg   118, 286 An interior and exterior appraisal was completed for this property – see pg  32 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 339   for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 282.
"
- Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg  279 and the Final Closing disclosure on Pg 122   reflects escrows. Rate lock date was entered correctly – see Pg   118, 286 An interior and exterior appraisal was completed for this property – see pg  32 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 339   for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 282.
"
 - Due Diligence Vendor-03/xx/2024

																				CA	Primary Residence	Purchase	NA	1502419	N/A	N/A
XXXX	118121			Closed	2024-03-15 19:05	2024-03-20 17:29	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-The client confirmed the seller credits iao $5000 were applied to the borrower's points fees. Resolved. - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. Seller credit was used towards paying discount points. - Seller-03/xx/2024 Open-TRID: Missing Final Closing Disclosure The Purchase Contract page 303 shows Seller agrees to credit Buyer $5,000 toward closing costs. The Final CD does not reflect the credit of $5,000. Please provide updated CD. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. Seller credit was used towards paying discount points. - Seller-03/xx/2024	Resolved-The client confirmed the seller credits iao $5000 were applied to the borrower's points fees. Resolved. - Due Diligence Vendor-03/xx/2024	REVISED CD XXXX.pdf			FL	Primary Residence	Purchase	NA	1500473	N/A	N/A
XXXX	118119	Closed	2024-03-21 06:00	2024-03-25 15:18	Resolved	1 - Information	C	A	Credit	Credit	Lender Approval Form is Missing	Resolved-Updated 1008 Uploaded & Lender Loan Approval is within GL limit, asper confirmation Matrix version is matching with Bid Tape data, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024
Resolved-Updated 1008 Uploaded & Lender Loan Approval is within GL limit, verified & entered in system - Resolved.  - Due Diligence Vendor-03/xx/2024
Ready for Review-uploaded 1008 and I was told lock date used should be good. - Seller-03/xx/2024
Open-Request to provide updated lender approval form with correct DTI and HTI and Matrix date.
1. The provided one on pg-452 HTI and DTI is 16.713% and 16.820% matching with HTI and DTI of 1008 which is incorrect, as per the HTI calculations our calculated HTI is 13.36% but Originator HTI is 16.71%. Variance is 3.35% and DTI is 13.47% but Originator DTI is 16.82%. Variance is 3.35% due to the difference in P&I amount, as per 1008 on pg-564 P&I is $4484.75 which is not matching with provided Note on pg-479, First payment letter on pg-489 and Final Cd on pg-329 P&I $3391.16, difference is $1093.60.
2. The Matrix date on Lender Approval is XXXX. The most recent lock date in file XXXX. Please provide updated Lender Approval using the Matrix Date closest to the lock date and/or clarification on using Matrix Date further away from the lock date in file.
														- Due Diligence Vendor-03/xx/2024	Ready for Review-uploaded 1008 and I was told lock date used should be good. - Seller-03/xx/2024	Resolved-Updated 1008 Uploaded & Lender Loan Approval is within GL limit, asper confirmation Matrix version is matching with Bid Tape data, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024 Resolved-Updated 1008 Uploaded & Lender Loan Approval is within GL limit, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024				CT	Primary Residence	Purchase	NA	1512858	N/A	N/A
XXXX	118119	Closed	2024-03-21 05:54	2024-03-25 12:28	Resolved	1 - Information	C	A	Credit	Credit	DTI discrepancy or failure.	Resolved-Updated 1008 with corrected HTI & DTI uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024

Ready for Review-uploaded 1008
 - Seller-03/xx/2024

														Open-Request clarification on the HTI discrepancy on the loan, as per the HTI calculations our calculated HTI is 13.36% but Originator HTI is 16.71%. Variance is 3.35% and DTI is 13.47% but Originator DTI is 16.82%. Variance is 3.35% due to the difference in P&I amount, as per 1008 on pg-564 P&I is $4484.75 which is not matching with provided Note on pg-479, First payment letter on pg-489 and Final Cd on pg-329 P&I $3391.16, difference is $1093.60. - Due Diligence Vendor-03/xx/2024	Ready for Review-uploaded 1008 - Seller-03/xx/2024	Resolved-Updated 1008 with corrected HTI & DTI uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024				CT	Primary Residence	Purchase	NA	1512854	N/A	N/A
XXXX	118119			Closed	2024-03-21 05:21	2024-03-25 12:24	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-The 1008 document is missing from the loan file. Request to provide updated 1008 with correct P&I, as per 1008 on pg-564 P&I is $4484.75 which is not matching with provided Note on pg-479, First payment letter on pg-489 and Final Cd on pg-329 P&I $3391.16 difference is $1093.60. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-03/xx/2024	XXXX 1008.pdf			CT	Primary Residence	Purchase	NA	1512794	N/A	N/A
XXXX	118119	Closed	2024-03-21 05:49	2024-03-21 06:32	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-324,437.
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 420,452
Final Closing disclosure on Pg-329
An interior and exterior appraisal was completed for this property pg-23
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-483,484
The loan meets HPML Guidelines. HPML Lender Certification is in Page-434
- Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-324,437.
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 420,452
Final Closing disclosure on Pg-329
An interior and exterior appraisal was completed for this property pg-23
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-483,484
The loan meets HPML Guidelines. HPML Lender Certification is in Page-434
 - Due Diligence Vendor-03/xx/2024

																				CT	Primary Residence	Purchase	NA	1512839	N/A	N/A
XXXX	118655			Closed	2024-03-27 07:24	2024-04-01 17:44	Resolved	1 - Information	C	A	Credit	Borrower	Borrower 1 Ethnicity Selection is Not Provided	Resolved-Borrower 1 Ethnicity Selection is Provided - Due Diligence Vendor-04/xx/2024 Resolved- - Due Diligence Vendor-04/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-Borrower 1 Ethnicity Selection is Not Provided - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-Borrower 1 Ethnicity Selection is Provided - Due Diligence Vendor-04/xx/2024	1003.pdf			CA	Primary Residence	Purchase	NA	1527704	N/A	N/A
XXXX	118655			Closed	2024-03-27 21:26	2024-03-29 15:25	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Loan Estimate	Resolved- - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-Please provide the Initial LE. The application date is 2/xx/24. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024		XXXX Initial Disclosures.pdf			CA	Primary Residence	Purchase	NA	1530319	N/A	N/A
XXXX	118655	Closed	2024-03-27 10:18	2024-03-29 15:25	Resolved	1 - Information	A	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 406 and the Final Closing disclosure on Pg#’s 197 reflects escrows. Rate lock date was entered correctly – see Pg#’s 427. An interior and exterior appraisal was completed for this property – see pg 72 , the appraisal disclosure was provided to the borrower(s)- see Pg is missing , and copy of the appraisal was given to the borrower – see Pg#’s 52 for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg#’s 406 and the Final Closing disclosure on Pg#’s  197 reflects escrows. Rate lock date was entered correctly – see Pg#’s 427. An interior and exterior appraisal was completed for this property – see pg 72 , the appraisal disclosure was provided to the borrower(s)- see Pg is missing , and copy of the appraisal was given to the borrower – see Pg#’s 52 for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-03/xx/2024

																				CA	Primary Residence	Purchase	NA	1527884	N/A	N/A
XXXX	118655	Closed	2024-03-27 10:18	2024-03-29 15:25	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 406 and the Final Closing disclosure on Pg#’s 197 reflects escrows. Rate lock date was entered correctly – see Pg#’s 427. An interior and exterior appraisal was completed for this property – see pg 72 , the appraisal disclosure was provided to the borrower(s)- see Pg is missing , and copy of the appraisal was given to the borrower – see Pg#’s 52 for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 406 and the Final Closing disclosure on Pg#’s 197 reflects escrows. Rate lock date was entered correctly – see Pg#’s 427. An interior and exterior appraisal was completed for this property – see pg 72 , the appraisal disclosure was provided to the borrower(s)- see Pg is missing , and copy of the appraisal was given to the borrower – see Pg#’s 52 for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-03/xx/2024

																				CA	Primary Residence	Purchase	NA	1527882	N/A	N/A
XXXX	118655			Closed	2024-03-29 15:23	2024-03-29 15:25	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved- - Due Diligence Vendor-03/xx/2024 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-03/xx/2024		Resolved- - Due Diligence Vendor-03/xx/2024				CA	Primary Residence	Purchase	NA	1535693	N/A	N/A
XXXX	118655			Closed	2024-03-29 15:23	2024-03-29 15:25	Resolved	1 - Information	C	A	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Resolved- - Due Diligence Vendor-03/xx/2024 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-03/xx/2024		Resolved- - Due Diligence Vendor-03/xx/2024				CA	Primary Residence	Purchase	NA	1535694	N/A	N/A
XXXX	118655	Closed	2024-03-29 15:23	2024-03-29 15:25	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved- - Due Diligence Vendor-03/xx/2024

														Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2.20.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-03/xx/2024		Resolved- - Due Diligence Vendor-03/xx/2024				CA	Primary Residence	Purchase	NA	1535695	N/A	N/A
XXXX	118655			Closed	2024-03-27 09:31	2024-03-29 15:17	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Citizenship Identification Documentation Missing	Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. ITIN borrower. - Seller-03/xx/2024 Open-Borrower 1 Non-US Citizen Identification Document Missing. Please provide acceptable documentation. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. ITIN borrower. - Seller-03/xx/2024	Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-03/xx/2024	XXXX ITIN.pdf			CA	Primary Residence	Purchase	NA	1527837	N/A	N/A
XXXX	118655			Closed	2024-03-27 10:31	2024-03-29 15:16	Resolved	1 - Information	B	A	Credit	Doc Issue	Affiliated Business Arrangement Disclosure Statement is Missing	Resolved- - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-Affiliated Business Arrangement Disclosure Statement is Missing from file. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024		XXXX Initial Disclosures.pdf			CA	Primary Residence	Purchase	NA	1527906	N/A	N/A
XXXX	118655			Closed	2024-03-27 09:55	2024-03-29 15:16	Resolved	1 - Information	D	A	Compliance	Missing Doc	Consumer Caution and Home Owner Counseling Notice is Missing	Resolved-Consumer Caution and Home Owner Counseling Notice is Present or Not Applicable - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. Document Uploaded. - Seller-03/xx/2024 Open-Consumer Caution and Home Owner Counseling Notice is Missing Please provide the Home Loan Toolkit Thank you - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. Document Uploaded. - Seller-03/xx/2024	Resolved-Consumer Caution and Home Owner Counseling Notice is Present or Not Applicable - Due Diligence Vendor-03/xx/2024	XXXX Initial Disclosures.pdf			CA	Primary Residence	Purchase	NA	1527860	N/A	N/A
XXXX	118655			Closed	2024-03-27 10:31	2024-03-29 15:16	Resolved	1 - Information	D	A	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-Homeownership Counseling Disclosure Is Missing from file. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-03/xx/2024	XXXX Initial Disclosures.pdf			CA	Primary Residence	Purchase	NA	1527905	N/A	N/A
XXXX	117819			Closed	2024-03-26 09:37	2024-03-29 16:08	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Loan Estimate	Resolved- - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-TRID: Initial Loan Estimate is missing from file. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024		XXXX Initial Disc.pdf			CA	Primary Residence	Purchase	NA	1524234	N/A	N/A
XXXX	117819	Closed	2024-03-29 15:55	2024-03-29 16:06	Resolved	1 - Information	C	A	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s _566___ and the Final Closing disclosure on Pg#’s _206___ reflects escrows. Rate lock date was entered correctly – see Pg#’s _408____ An interior and exterior appraisal was completed for this property – see pg _12___ , the appraisal disclosure was provided to the borrower(s)- see Pg#’s_197__ , and copy of the appraisal was given to the borrower – see Pg#’s _197____ for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-03/xx/2024

Open-This loan failed the CA AB 260 higher-priced mortgage loan test.  (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s _566___ and the Final Closing disclosure on Pg#’s _206___ reflects escrows. Rate lock date was entered correctly – see Pg#’s _408____ An interior and exterior appraisal was completed for this property – see pg _12___ , the appraisal disclosure was provided to the borrower(s)- see Pg#’s_197__ , and copy of the appraisal was given to the borrower – see Pg#’s _197____ for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-03/xx/2024

																				CA	Primary Residence	Purchase	NA	1535934	N/A	N/A
XXXX	117819	Closed	2024-03-29 15:55	2024-03-29 16:06	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s _566___ and the Final Closing disclosure on Pg#’s _206___ reflects escrows. Rate lock date was entered correctly – see Pg#’s _408____ An interior and exterior appraisal was completed for this property – see pg _12___ , the appraisal disclosure was provided to the borrower(s)- see Pg#’s_197__ , and copy of the appraisal was given to the borrower – see Pg#’s _197____ for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-03/xx/2024

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s _566___ and the Final Closing disclosure on Pg#’s _206___ reflects escrows. Rate lock date was entered correctly – see Pg#’s _408____ An interior and exterior appraisal was completed for this property – see pg _12___ , the appraisal disclosure was provided to the borrower(s)- see Pg#’s_197__ , and copy of the appraisal was given to the borrower – see Pg#’s _197____ for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-03/xx/2024

																				CA	Primary Residence	Purchase	NA	1535932	N/A	N/A
XXXX	117819			Closed	2024-03-26 09:39	2024-03-29 15:45	Resolved	1 - Information	D	A	Compliance	Missing Doc	Consumer Caution and Home Owner Counseling Notice is Missing	Resolved-Consumer Caution and Home Owner Counseling Notice is Present or Not Applicable - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-Consumer Caution and Home Owner Counseling Notice is Missing from file. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-Consumer Caution and Home Owner Counseling Notice is Present or Not Applicable - Due Diligence Vendor-03/xx/2024	XXXX Initial Disc.pdf			CA	Primary Residence	Purchase	NA	1524237	N/A	N/A
XXXX	117819			Closed	2024-03-26 09:39	2024-03-29 15:45	Resolved	1 - Information	D	A	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-Homeownership Counseling Disclosure Is Missing from file. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-03/xx/2024	XXXX HOC 1.pdf XXXX HOC 2.pdf			CA	Primary Residence	Purchase	NA	1524238	N/A	N/A
XXXX	117819			Closed	2024-03-26 09:10	2024-03-29 09:30	Resolved	1 - Information	C	A	Compliance	Data	The Initial 1003 is Incomplete	Resolved-Updated Supportive document Initial 1003, Henc finding resolved. - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-Borrower and LO signed Initial 1003 is missing from file. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-Updated Supportive document Initial 1003, Henc finding resolved. - Due Diligence Vendor-03/xx/2024	XXXX Initial 1003.pdf			CA	Primary Residence	Purchase	NA	1524199	N/A	N/A
XXXX	118745	Closed	2024-03-27 07:26	2024-04-09 22:01	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 527 and the Final Closing disclosure on Pg#’s 323, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 549, Finding. An interior and exterior appraisal was completed for this property – see pg 24, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 590. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-04/xx/2024

Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 527 and the Final Closing disclosure on Pg#’s 323 reflects escrows. Rate lock date was entered correctly – see Pg#’s 549, 552 An interior and exterior appraisal was completed for this property – see pg#24, the appraisal disclosure was provided to the borrower(s)- see Pg#’s #590 , and copy of the appraisal was given to the borrower – see Pg#’s #590 for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 527 and the Final Closing disclosure on Pg#’s 323, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 549, Finding. An interior and exterior appraisal was completed for this property – see pg 24, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 590. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-04/xx/2024

 Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 527 and the Final Closing disclosure on Pg#’s 323 reflects escrows. Rate lock date was entered correctly – see Pg#’s 549, 552  An interior and exterior appraisal was completed for this property – see pg#24, the appraisal disclosure was provided to the borrower(s)- see Pg#’s #590 , and copy of the appraisal was given to the borrower – see Pg#’s #590 for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-03/xx/2024

																				MD	Primary Residence	Purchase	NA	1527707	N/A	N/A
XXXX	118745	Closed	2024-03-27 07:26	2024-04-09 22:00	Resolved	1 - Information	A	A	Compliance	Points & Fees	MD COMAR Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 527 and the Final Closing disclosure on Pg#’s 323, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 549, Finding. An interior and exterior appraisal was completed for this property – see pg 24, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 590. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-04/xx/2024
Resolved-This loan failed the MD COMAR higher-priced mortgage loan test. ( Maryland COMAR 09.03.06.02B(13) ,  COMAR 09.03.09.02B(6) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR).

While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 527 and the Final Closing disclosure on Pg#’s 323 reflects escrows. Rate lock date was entered correctly – see Pg#’s 549, 552 An interior and exterior appraisal was completed for this property – see pg#24, the appraisal disclosure was provided to the borrower(s)- see Pg#’s #590 , and copy of the appraisal was given to the borrower – see Pg#’s #590 for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 527 and the Final Closing disclosure on Pg#’s 323, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 549, Finding. An interior and exterior appraisal was completed for this property – see pg 24, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 590. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-04/xx/2024

 Resolved-This loan failed the MD COMAR higher-priced mortgage loan test. ( Maryland COMAR 09.03.06.02B(13) ,  COMAR 09.03.09.02B(6) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR).

While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 527 and the Final Closing disclosure on Pg#’s 323 reflects escrows. Rate lock date was entered correctly – see Pg#’s 549, 552  An interior and exterior appraisal was completed for this property – see pg#24, the appraisal disclosure was provided to the borrower(s)- see Pg#’s #590 , and copy of the appraisal was given to the borrower – see Pg#’s #590 for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-03/xx/2024

																				MD	Primary Residence	Purchase	NA	1527709	N/A	N/A
XXXX	118745	Closed	2024-03-27 07:26	2024-04-09 21:56	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-COC form received and updated to review, CE report is elevated, resolved. - Due Diligence Vendor-04/xx/2024

Ready for Review-Document Uploaded.  - Seller-04/xx/2024

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $50.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). This loan failed the charges that cannot increase test due to Increase in Appraisal fee of $50 in Revised LE pg#549 from Initial LE pg#555 from $650 to $700 without a valid Change of Circumstance Form. There is no evidence of reimbursement in file. Please upload COC, or to cure upload refund check iao$50 PCCD, LOE, and POD shipping envelope.
														- Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-04/xx/2024	Resolved-COC form received and updated to review, CE report is elevated, resolved. - Due Diligence Vendor-04/xx/2024	XXXX XXXX_XXXX_Increased Appraisal Fee.pdf			MD	Primary Residence	Purchase	NA	1527713	N/A	N/A
XXXX	118745	Closed	2024-03-27 07:52	2024-03-29 09:34	Resolved	1 - Information	C	A	Credit	Income/Employment	Income/Employment General	Resolved-Asper CPA verification & confirmation, both borrowers are employed in same business with equal ownership of 50% each together it is 100% ownership. Therefore, the total income of $16,187.74 was divided giving them each 50%, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024
Ready for Review-Explanation from XXXX Underwriter:  Yes that is correct on the ownership percentage however technically each borrower owns 50% and together they have 100% ownership and the income.  Therefore, the total income of $16,187.74 was divided giving them each 50%. - Seller-03/xx/2024
Open-Ownership discrepancy- CPA On Pg#385, 386 confirms sole ownership (100%) for each borrower on same business. Lender worksheet on pg# 525, 526 reflects 100% ownership for each borrower on the same business, however for calculation considered 50% ownership for each borrower. Please clarify.
														- Due Diligence Vendor-03/xx/2024	Ready for Review-Explanation from XXXX Underwriter: Yes that is correct on the ownership percentage however technically each borrower owns 50% and together they have 100% ownership and the income. Therefore, the total income of $16,187.74 was divided giving them each 50%. - Seller-03/xx/2024	Resolved-Asper CPA verification & confirmation, both borrowers are employed in same business with equal ownership of 50% each together it is 100% ownership. Therefore, the total income of $16,187.74 was divided giving them each 50%, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024				MD	Primary Residence	Purchase	NA	1527747	N/A	N/A
XXXX	118745			Closed	2024-03-27 07:58	2024-03-29 09:04	Resolved	1 - Information	C	A	Credit	Credit	Lender Approval Form is Missing	Resolved-Updated Lender Loan Approval Form uploaded with requested corrections, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024 Ready for Review-Document Uploaded. - Seller-03/xx/2024 Open-1. Matrix date is missing on Loan program information, hence considered Matrix date as XXXX as Lock date is 3/xx/2024. 2. Lender approval is not identifying borrowers as ITIN borrowers, however 1003 and Proof of Identification is showing borrowers are ITIN borrowers. - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-03/xx/2024	Resolved-Updated Lender Loan Approval Form uploaded with requested corrections, verified & entered in system - Resolved. - Due Diligence Vendor-03/xx/2024	XXXX XXXX XXXX XXXX Tracking.pdf			MD	Primary Residence	Purchase	NA	1527754	N/A	N/A
XXXX	119179			Closed	2024-03-28 10:19	2024-04-09 08:53	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-04/xx/2024 Ready for Review-Document Uploaded. - Seller-04/xx/2024 Open-The 1008 document is missing from the loan file. The 1008 document in page #392 reflecting Loan Amount $XXXXbut per Final 1003, note and Final HUD-1 page #240, Loan Amount is $XXXX - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-04/xx/2024	Resolved-The 1008 document is present in the loan file. Updated 1008 uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-04/xx/2024	XXXX_XXXX_1008.pdf			MO	Investment	Refinance	No Cash Out - Borrower Initiated	1531040	N/A	N/A
XXXX	118057	Closed	2024-03-28 09:13	2024-04-19 19:33	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Photo Identification Type Missing	Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-04/xx/2024
Resolved-VISA with expiration date included and consular ID for the borrower received, resolved.  - Due Diligence Vendor-04/xx/2024
Ready for Review-Document Uploaded.  - Seller-04/xx/2024
Ready for Review-Document Uploaded.  - Seller-04/xx/2024
														Open-Borrower 1 Photo Identification Missing. Please provide valid photo identification per guideline requirements. Request to provide B1 photo identification as the provided one on page #535 Personal Identification document doesn't have expiration date. Please provide a more legible copy of XXXX ID - Due Diligence Vendor-03/xx/2024	Ready for Review-Document Uploaded. - Seller-04/xx/2024 Ready for Review-Document Uploaded. - Seller-04/xx/2024	Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-04/xx/2024 Resolved-VISA with expiration date included and consular ID for the borrower received, resolved. - Due Diligence Vendor-04/xx/2024	ID.pdf ID 2.pdf			FL	Primary Residence	Purchase	NA	1530937	N/A	N/A
XXXX	118057	Closed	2024-03-28 09:56	2024-03-28 09:56	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-363,562
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 540, 578
Final Closing disclosure on Pg-366
An interior and exterior appraisal was completed for this property pg-55
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-612
The loan meets HPML Guidelines. HPML Lender Certification is in Page-550
- Due Diligence Vendor-03/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-363,562
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 540, 578
Final Closing disclosure on Pg-366
An interior and exterior appraisal was completed for this property pg-55
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-612
The loan meets HPML Guidelines. HPML Lender Certification is in Page-550
 - Due Diligence Vendor-03/xx/2024

																				FL	Primary Residence	Purchase	NA	1531005	N/A	N/A
XXXX	118136			Closed	2024-04-01 13:10	2024-04-12 15:46	Resolved	1 - Information	C	A	Credit	Assets	Cash Out Does Not Meet Guideline Requirements	Resolved-Per Lender approval and attached Lock confirmation loan is a cash out - Due Diligence Vendor-04/xx/2024 Ready for Review-Document Uploaded. See attached lock confirmation between client and LoanStream, which shows Cash-out. - Seller-04/xx/2024 Open-Cash Out is not completed according to the guideline requirements Please advise to the CTC and loan purpose for this transaction. This loan is listed as a Limited C/O but the borrower is receiving $14,182.38 at close. - Due Diligence Vendor-04/xx/2024	Ready for Review-Document Uploaded. See attached lock confirmation between client and LoanStream, which shows Cash-out. - Seller-04/xx/2024	Resolved-Per Lender approval and attached Lock confirmation loan is a cash out - Due Diligence Vendor-04/xx/2024	XXXX_XXXX_Lock Confirmation.pdf			AZ	Investment	Refinance	Cash Out - Other	1538596	N/A	N/A
XXXX	118733	Closed	2024-04-02 17:26	2024-04-10 09:19	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document is Incomplete	Resolved-This is a purchase transaction, grant deed uploaded showing the transfer of title. Final title won't be provided until the deed gets recorded in that county, verified & entered in system - Resolved. - Due Diligence Vendor-04/xx/2024

Resolved-Title Document is Provided And Complete - Due Diligence Vendor-04/xx/2024

Ready for Review-Document Uploaded. This is a purchase transaction. Uploading grant deed showing the transfer of title. Final title won't be provided until the deed gets recorded in that county. - Seller-04/xx/2024

														Open-Title Document is Incomplete The vesting on the Deed of Trust is in the name of the business and both borrowers. The Title Commitment page 364 and 372 Vesting only shows the name of one borrower and not the name of the Business Entity. Please provide updated Title Policy. - Due Diligence Vendor-04/xx/2024	Ready for Review-Document Uploaded. This is a purchase transaction. Uploading grant deed showing the transfer of title. Final title won't be provided until the deed gets recorded in that county. - Seller-04/xx/2024	Resolved-This is a purchase transaction, grant deed uploaded showing the transfer of title. Final title won't be provided until the deed gets recorded in that county, verified & entered in system - Resolved. - Due Diligence Vendor-04/xx/2024 Resolved-Title Document is Provided And Complete - Due Diligence Vendor-04/xx/2024	XXXX- grant deed.pdf			KY	Investment	Purchase	NA	1543659	N/A	N/A
XXXX	119100	Closed	2024-04-04 07:23	2024-04-04 21:41	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (9.991%) APR equals or exceeds the Federal HPML threshold of (8.38%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.88%).(12 CFR 1026.35(a)(1)(i)) "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 447 and the Final Closing disclosure on Pg 245 reflects escrows. Rate lock date was entered correctly – see Pg 239 An interior and exterior appraisal was completed for this property – see pg 24, the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 546 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 450
"
- Due Diligence Vendor-04/xx/2024	Resolved-The loan's (9.991%) APR equals or exceeds the Federal HPML threshold of (8.38%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.88%).(12 CFR 1026.35(a)(1)(i)) "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 447 and the Final Closing disclosure on Pg 245 reflects escrows. Rate lock date was entered correctly – see Pg 239 An interior and exterior appraisal was completed for this property – see pg 24, the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 546 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 450
"
 - Due Diligence Vendor-04/xx/2024

																				TX	Primary Residence	Purchase	NA	1548900	N/A	N/A
XXXX	118062			Closed	2024-04-05 04:35	2024-04-16 13:43	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Income Calculation Worksheet for XXXX XXXX Group provided, resolved. - Due Diligence Vendor-04/xx/2024 Ready for Review-Document Uploaded. - Seller-04/xx/2024 Open-Request to provide Lender Income Calculation Worksheet for XXXX XXXX Group as it is missing in file. - Due Diligence Vendor-04/xx/2024	Ready for Review-Document Uploaded. - Seller-04/xx/2024	Resolved-Income Calculation Worksheet for xx provided, resolved. - Due Diligence Vendor-04/xx/2024	XXXX.pdf final 1008.pdf			SC	Primary Residence	Purchase	NA	1552415	N/A	N/A
XXXX	118062			Closed	2024-04-05 03:57	2024-04-09 05:47	Resolved	1 - Information	C	A	Compliance	Data	The Initial 1003 is Incomplete	Resolved-Updated Loan Originator Information uploaded with LO signature & date, verified & entered in system - Resolved. - Due Diligence Vendor-04/xx/2024 Ready for Review-Document Uploaded. - Seller-04/xx/2024 Open-Request to provide updated Initial 1003 as the LO signed is missing. - Due Diligence Vendor-04/xx/2024	Ready for Review-Document Uploaded. - Seller-04/xx/2024	Resolved-Updated Loan Originator Information uploaded with LO signature & date, verified & entered in system - Resolved. - Due Diligence Vendor-04/xx/2024	lo signatur.pdf			SC	Primary Residence	Purchase	NA	1552379	N/A	N/A
XXXX	118062	Closed	2024-04-05 06:32	2024-04-05 12:52	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (8.311%) APR equals or exceeds the Federal HPML threshold of (8.16%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.66%).(12 CFR 1026.35(a)(1)(i)) TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-250,438.
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 434,563
Final Closing disclosure on Pg-252
An interior and exterior appraisal was completed for this property pg-29.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-588,589
The loan meets HPML Guidelines.
- Due Diligence Vendor-04/xx/2024	Resolved-The loan's (8.311%) APR equals or exceeds the Federal HPML threshold of (8.16%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.66%).(12 CFR 1026.35(a)(1)(i)) TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-250,438.
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 434,563
Final Closing disclosure on Pg-252
An interior and exterior appraisal was completed for this property pg-29.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-588,589
The loan meets HPML Guidelines.
 - Due Diligence Vendor-04/xx/2024

																				SC	Primary Residence	Purchase	NA	1552524	N/A	N/A
XXXX	118161	Closed	2024-04-11 16:04	2024-04-15 15:23	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-PCCD provided with Funds to close entry, Audited Reserves of 32.06 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Resolved. - Due Diligence Vendor-04/xx/2024
Resolved-Audited Reserves of 32.06 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-04/xx/2024
Ready for Review-Can you provide break down, im not see this. PCCD provided as well - Seller-04/xx/2024
Open-Verified funds of $xx are not sufficient to cover closing costs of $xx. Per review there is a shortage of $xx. Please provide additional proof of assets. - Due Diligence Vendor-04/xx/2024
														Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-04/xx/2024	Ready for Review-Can you provide break down, im not see this. PCCD provided as well - Seller-04/xx/2024	Resolved-PCCD provided with Funds to close entry, Audited Reserves of 32.06 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Resolved. - Due Diligence Vendor-04/xx/2024 Resolved-Audited Reserves of 32.06 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-04/xx/2024				CA	Primary Residence	Purchase	NA	1571575	N/A	N/A
XXXX	118161			Closed	2024-04-05 09:14	2024-04-09 22:54	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-PCCD received and updated to review, PC XXXX report is passing, resolved. - Due Diligence Vendor-04/xx/2024 Ready for Review-Document Uploaded. - Seller-04/xx/2024 Open-TRID: Missing Closing Disclosure Property is in (CA) dry funding state. Provide PCCD. - Due Diligence Vendor-04/xx/2024	Ready for Review-Document Uploaded. - Seller-04/xx/2024	Resolved-PCCD received and updated to review, PC XXXX report is passing, resolved. - Due Diligence Vendor-04/xx/2024	XXXX PCCd.pdf			CA	Primary Residence	Purchase	NA	1552719	N/A	N/A
XXXX	118161	Closed	2024-04-05 08:37	2024-04-09 22:52	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 526 and the Final Closing disclosure on Pg#’s 211, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 204. An interior and exterior appraisal was completed for this property – see pg 29, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 569. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-04/xx/2024

Resolved-The loan's (9.463%) APR equals or exceeds the Federal HPML threshold of (8.32%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.82%).(12 CFR 1026.35(a)(1)(i)) "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 426 and the Final Closing disclosure on Pg 214 reflects escrows. Rate lock date was entered correctly – see Pg 203 An interior and exterior appraisal was completed for this property – see pg 31 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 569 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 529. - Due Diligence Vendor-04/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 526 and the Final Closing disclosure on Pg#’s 211, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 204. An interior and exterior appraisal was completed for this property – see pg 29, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 569. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-04/xx/2024

 Resolved-The loan's (9.463%) APR equals or exceeds the Federal HPML threshold of (8.32%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.82%).(12 CFR 1026.35(a)(1)(i)) "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg  426 and the Final Closing disclosure on Pg 214  reflects escrows. Rate lock date was entered correctly – see Pg  203  An interior and exterior appraisal was completed for this property – see pg  31 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 569   for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 529. - Due Diligence Vendor-04/xx/2024

																				CA	Primary Residence	Purchase	NA	1552673	N/A	N/A
XXXX	118161	Closed	2024-04-05 08:37	2024-04-09 22:52	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	California - Higher Priced Mortgage Loan (First Lien 06/2013)(Conforming)	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 526 and the Final Closing disclosure on Pg#’s 211, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 204. An interior and exterior appraisal was completed for this property – see pg 29, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 569. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-04/xx/2024

Resolved-This is a California Higher-Priced Mortgage Loan (HPML). The loan's APR of (9.463%) equals or exceeds the California HPML threshold of (8.32%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (6.82%).(Cal. Fin. Code 4995(a); 12 CFR 1026.35(a)(1)(i)) "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg  426 and the Final Closing disclosure on Pg 214  reflects escrows. Rate lock date was entered correctly – see Pg  203  An interior and exterior appraisal was completed for this property – see pg  31 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 569   for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 529.
"
- Due Diligence Vendor-04/xx/2024	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 526 and the Final Closing disclosure on Pg#’s 211, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 204. An interior and exterior appraisal was completed for this property – see pg 29, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 569. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-04/xx/2024

 Resolved-This is a California Higher-Priced Mortgage Loan (HPML). The loan's APR of (9.463%) equals or exceeds the California HPML threshold of (8.32%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (6.82%).(Cal. Fin. Code 4995(a); 12 CFR 1026.35(a)(1)(i)) "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg  426 and the Final Closing disclosure on Pg 214  reflects escrows. Rate lock date was entered correctly – see Pg  203  An interior and exterior appraisal was completed for this property – see pg  31 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 569   for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 529.
"
 - Due Diligence Vendor-04/xx/2024

																				CA	Primary Residence	Purchase	NA	1552670	N/A	N/A
XXXX	119108			Closed	2024-04-11 04:49	2024-04-16 21:07	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-04/xx/2024 Ready for Review-Document Uploaded. - Seller-04/xx/2024 Open-No Secondary Value or Additional Review Products have been selected, which are required for securitization. No Secondary Value or Additional Review Products/ Valuation is Missing Required for Securitizations - Due Diligence Vendor-04/xx/2024	Ready for Review-Document Uploaded. - Seller-04/xx/2024	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-04/xx/2024	XXXX_CDA.pdf			FL	Investment	Refinance	Cash Out - Other	1569153	N/A	N/A
XXXX	119108			Closed	2024-04-11 04:49	2024-04-16 21:07	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Appraisal is Present or is Waived - Due Diligence Vendor-04/xx/2024 Ready for Review-Document Uploaded. - Seller-04/xx/2024 Open-Appraisal is Missing Request to provide Appraisal Report. Appraisal is Missing in file. - Due Diligence Vendor-04/xx/2024	Ready for Review-Document Uploaded. - Seller-04/xx/2024	Resolved-Appraisal is Present or is Waived - Due Diligence Vendor-04/xx/2024	XXXX_appraisal.pdf			FL	Investment	Refinance	Cash Out - Other	1569155	N/A	N/A
XXXX	119123	Closed	2024-04-15 05:33	2024-04-15 05:33	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	California - Higher Priced Mortgage Loan (First Lien 06/2013)(Conforming)	Resolved-This is a California Higher-Priced Mortgage Loan (HPML). The loan's APR of (10.043%) equals or exceeds the California HPML threshold of (8.38%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (6.88%).(Cal. Fin. Code 4995(a); 12 CFR 1026.35(a)(1)(i)) "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 454 and the Final Closing disclosure on Pg 246 reflects escrows. Rate lock date was entered correctly – see Pg 237, 476 An interior and exterior appraisal was completed for this property – see pg 25 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 519 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 466. - Due Diligence Vendor-04/xx/2024	Resolved-This is a California Higher-Priced Mortgage Loan (HPML). The loan's APR of (10.043%) equals or exceeds the California HPML threshold of (8.38%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (6.88%).(Cal. Fin. Code 4995(a); 12 CFR 1026.35(a)(1)(i)) "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 454 and the Final Closing disclosure on Pg 246 reflects escrows. Rate lock date was entered correctly – see Pg 237, 476 An interior and exterior appraisal was completed for this property – see pg 25 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 519 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 466. - Due Diligence Vendor-04/xx/2024

																				CA	Primary Residence	Purchase	NA	1579894	N/A	N/A
XXXX	119123	Closed	2024-04-15 05:33	2024-04-15 05:33	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (10.043%) APR equals or exceeds the Federal HPML threshold of (8.38%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.88%).(12 CFR 1026.35(a)(1)(i)) "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 454 and the Final Closing disclosure on Pg 246 reflects escrows. Rate lock date was entered correctly – see Pg 237, 476 An interior and exterior appraisal was completed for this property – see pg 25 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 519 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 466.
"
- Due Diligence Vendor-04/xx/2024	Resolved-The loan's (10.043%) APR equals or exceeds the Federal HPML threshold of (8.38%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.88%).(12 CFR 1026.35(a)(1)(i)) "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 454 and the Final Closing disclosure on Pg 246 reflects escrows. Rate lock date was entered correctly – see Pg 237, 476 An interior and exterior appraisal was completed for this property – see pg 25 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 519 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 466.
"
 - Due Diligence Vendor-04/xx/2024

																				CA	Primary Residence	Purchase	NA	1579895	N/A	N/A
XXXX	119177	Closed	2024-04-17 12:01	2024-04-25 14:15	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Missing Lease Agreement	Waived-Exception Approved for no lease agreement, guides state need to be 65% LTV or under, but exception to accept no lease agreement at 70% LTV. - Due Diligence Vendor-04/xx/2024
Ready for Review-Document Uploaded.  - Seller-04/xx/2024
Counter-Please provide the detailed exception with the Compensating Factors if the Lease Agreement is not available.  - Due Diligence Vendor-04/xx/2024
Ready for Review-Document Uploaded. Compensating factors from XXXX Underwriting Manager attached. - Seller-04/xx/2024
Counter-Since this is a refinance and LTV is > 65%, guidelines require a written lease to be furnished. If a copy is not available then we will need to obtain a lender exception with compensating factors. Thank you.  - Due Diligence Vendor-04/xx/2024
Ready for Review-As we work to obtain this from the client and stay ahead of questions, can you clarify if a processor cert of verbal contract/lease be acceptable for this condition? - Seller-04/xx/2024
														Open-As per Guideline, Lease agreement is required if LTV > 65%. Please provide - Due Diligence Vendor-04/xx/2024	Ready for Review-Document Uploaded. - Seller-04/xx/2024 Ready for Review-Document Uploaded. Compensating factors from XXXX Underwriting Manager attached. - Seller-04/xx/2024 Ready for Review-As we work to obtain this from the client and stay ahead of questions, can you clarify if a processor cert of verbal contract/lease be acceptable for this condition? - Seller-04/xx/2024	Waived-Exception Approved for no lease agreement, guides state need to be 65% LTV or under, but exception to accept no lease agreement at 70% LTV. - Due Diligence Vendor-04/xx/2024	XXXX XXX XXXX Compensating Factors.docx Exception Approval - XXXX XXX #XXXX .pdf		Comp Factor #1: FICO 714 - 14 points above 700, Min FICO 660. Comp Factor #2: DSCR of 1.105, min 1.00 Comp Factor #3: Reserves at least 32 months, actual 32.2 months, min 3 months Comp Factor #4: LTV lower - 70%, max 75% LTV	CT	Investment	Refinance	Cash Out - Other	1589027	Originator Post-Close	Yes
XXXX	119131	Closed	2024-04-18 06:04	2024-04-22 08:18	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Supplemental Report uploaded, verifying Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Liens, verified & entered in system - Resolved. - Due Diligence Vendor-04/xx/2024
Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-04/xx/2024
Ready for Review-Document Uploaded Hi Tenant, please see attached. - Seller-04/xx/2024
														Open-Title Coverage Amount of $0 is Less than Total Amount of Subject Lien(s) Request to provide updated Title with Title policy coverage amount. - Due Diligence Vendor-04/xx/2024	Ready for Review-Document Uploaded. Hi Tenant, please see attached. - Seller-04/xx/2024	Resolved-Title Supplemental Report uploaded, verifying Title Coverage Amount of $847500 is equal to or greater than Total Amount of Subject Liens, verified & entered in system - Resolved. - Due Diligence Vendor-04/xx/2024 Resolved-Title Coverage Amount of $847500 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-04/xx/2024	Title Supplement.pdf			CA	Investment	Purchase	NA	1593356	N/A	N/A
XXXX	119121	Closed	2024-04-18 07:39	2024-04-18 07:39	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	California - Higher Priced Mortgage Loan (First Lien 06/2013)(Conforming)	Resolved-This is a California Higher-Priced Mortgage Loan (HPML). The loan's APR of (10.039%) equals or exceeds the California HPML threshold of (8.26%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (6.76%).(Cal. Fin. Code 4995(a); 12 CFR 1026.35(a)(1)(i)) Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s485 and the Final Closing disclosure on Pg#’s334-339 reflects escrows. Rate lock date was entered correctly – see Pg#’s511-513, 328 , An interior and exterior appraisal was completed for this property – see Pg#'s20 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s579 , and copy of the appraisal was given to the borrower – see Pg#’s579 for the copy of the disclosure. The loan meets HPML guidelines
- Due Diligence Vendor-04/xx/2024	Resolved-This is a California Higher-Priced Mortgage Loan (HPML). The loan's APR of (10.039%) equals or exceeds the California HPML threshold of (8.26%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (6.76%).(Cal. Fin. Code 4995(a); 12 CFR 1026.35(a)(1)(i)) Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s485 and the Final Closing disclosure on Pg#’s334-339 reflects escrows. Rate lock date was entered correctly – see Pg#’s511-513, 328 , An interior and exterior appraisal was completed for this property – see Pg#'s20 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s579 , and copy of the appraisal was given to the borrower – see Pg#’s579 for the copy of the disclosure. The loan meets HPML guidelines
 - Due Diligence Vendor-04/xx/2024

																				CA	Primary Residence	Purchase	NA	1593467	N/A	N/A
XXXX	119121	Closed	2024-04-18 07:39	2024-04-18 07:39	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (10.039%) APR equals or exceeds the Federal HPML threshold of (8.26%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.76%).(12 CFR 1026.35(a)(1)(i)) Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s485 and the Final Closing disclosure on Pg#’s334-339 reflects escrows. Rate lock date was entered correctly – see Pg#’s511-513, 328 , An interior and exterior appraisal was completed for this property – see Pg#'s20 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s579 , and copy of the appraisal was given to the borrower – see Pg#’s579 for the copy of the disclosure. The loan meets HPML guidelines
- Due Diligence Vendor-04/xx/2024	Resolved-The loan's (10.039%) APR equals or exceeds the Federal HPML threshold of (8.26%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.76%).(12 CFR 1026.35(a)(1)(i)) Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s485 and the Final Closing disclosure on Pg#’s334-339 reflects escrows. Rate lock date was entered correctly – see Pg#’s511-513, 328 , An interior and exterior appraisal was completed for this property – see Pg#'s20 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s579 , and copy of the appraisal was given to the borrower – see Pg#’s579 for the copy of the disclosure. The loan meets HPML guidelines
 - Due Diligence Vendor-04/xx/2024

																				CA	Primary Residence	Purchase	NA	1593468	N/A	N/A
XXXX	119126			Closed	2024-04-19 06:00	2024-04-23 15:17	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-04/xx/2024 Ready for Review-Document Uploaded. - Seller-04/xx/2024 Open-TRID: Missing Final Closing Disclosure Request to provide updated Final CD with correct assumption, as per the guidelines Fixed Rate Notes are not assumable. - Due Diligence Vendor-04/xx/2024	Ready for Review-Document Uploaded. - Seller-04/xx/2024	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-04/xx/2024	XXXX- Corrected CD.pdf			IL	Primary Residence	Purchase	NA	1597759	N/A	N/A
XXXX	119126			Closed	2024-04-19 13:47	2024-04-23 06:56	Resolved	1 - Information	D	A	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-Signed copy of Tax Record Sheet uploaded for the subject property, verified & entered in system - Resolved. - Due Diligence Vendor-04/xx/2024 Resolved-Evidence of Property Tax is present - Due Diligence Vendor-04/xx/2024 Ready for Review-Document Uploaded. Document Uploaded. - Seller-04/xx/2024 Ready for Review-Document Uploaded. - Seller-04/xx/2024 Open-Missing Evidence of Property Tax Please provide tax certification to verify the tax information sheet. - Due Diligence Vendor-04/xx/2024	Ready for Review-Document Uploaded. Document Uploaded. - Seller-04/xx/2024 Ready for Review-Document Uploaded. - Seller-04/xx/2024	Resolved-Signed copy of Tax Record Sheet uploaded for the subject property, verified & entered in system - Resolved. - Due Diligence Vendor-04/xx/2024 Resolved-Evidence of Property Tax is present - Due Diligence Vendor-04/xx/2024	XXXX- Tax cert.pdf			IL	Primary Residence	Purchase	NA	1598702	N/A	N/A
XXXX	119126	Closed	2024-04-19 05:41	2024-04-19 13:44	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (10.268%) APR equals or exceeds the Federal HPML threshold of (8.26%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.76%).(12 CFR 1026.35(a)(1)(i)) TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-172,286
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 275,292
Final Closing disclosure on Pg-173
An interior and exterior appraisal was completed for this property pg-20
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-366
The loan meets HPML Guidelines. HPML Lender Certification is in Page-279
- Due Diligence Vendor-04/xx/2024	Resolved-The loan's (10.268%) APR equals or exceeds the Federal HPML threshold of (8.26%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.76%).(12 CFR 1026.35(a)(1)(i)) TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-172,286
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 275,292
Final Closing disclosure on Pg-173
An interior and exterior appraisal was completed for this property pg-20
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-366
The loan meets HPML Guidelines. HPML Lender Certification is in Page-279
 - Due Diligence Vendor-04/xx/2024

																				IL	Primary Residence	Purchase	NA	1597727	N/A	N/A
XXXX	119612			Closed	2024-04-22 22:32	2024-04-24 11:56	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Letter of Explanation (Assets)	Resolved-Full Unrestricted access letter uploaded for the Investment Statement 'XXXX' #XXXX, verified & entered in system - Resolved. - Due Diligence Vendor-04/xx/2024 Ready for Review-Document Uploaded. - Seller-04/xx/2024 Open-The Investment Statements used for Assets have a Non-borrower listed, please provide a 100% Access Letter. - Due Diligence Vendor-04/xx/2024	Ready for Review-Document Uploaded. - Seller-04/xx/2024	Resolved-Full Unrestricted access letter uploaded for the Investment Statement 'XXXX' #XXXX, verified & entered in system - Resolved. - Due Diligence Vendor-04/xx/2024	ACCESS LETTER.pdf			MO	Primary Residence	Purchase	NA	1607207	N/A	N/A
XXXX	118739	Closed	2024-04-24 06:30	2024-04-24 06:30	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (9.869%) APR equals or exceeds the Federal HPML threshold of (8.21%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.71%).(12 CFR 1026.35(a)(1)(i)) "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 369 and the Final Closing disclosure on Pg 225 reflects escrows. Rate lock date was entered correctly – see Pg 345 An interior and exterior appraisal was completed for this property – see pg 49 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 427 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 291
"
- Due Diligence Vendor-04/xx/2024	Resolved-The loan's (9.869%) APR equals or exceeds the Federal HPML threshold of (8.21%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.71%).(12 CFR 1026.35(a)(1)(i)) "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 369 and the Final Closing disclosure on Pg 225 reflects escrows. Rate lock date was entered correctly – see Pg 345 An interior and exterior appraisal was completed for this property – see pg 49 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 427 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 291
"
 - Due Diligence Vendor-04/xx/2024

																				IL	Primary Residence	Purchase	NA	1612561	N/A	N/A
XXXX	119139	Closed	2024-04-25 06:26	2024-04-25 06:26	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (10.181%) APR equals or exceeds the Federal HPML threshold of (8.26%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.76%).(12 CFR 1026.35(a)(1)(i)) "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 272 and the Final Closing disclosure on Pg 142 reflects escrows. Rate lock date was entered correctly – see Pg 114 An interior and exterior appraisal was completed for this property – see pg 23 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 340 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 277
"
- Due Diligence Vendor-04/xx/2024	Resolved-The loan's (10.181%) APR equals or exceeds the Federal HPML threshold of (8.26%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.76%).(12 CFR 1026.35(a)(1)(i)) "TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 272 and the Final Closing disclosure on Pg 142 reflects escrows. Rate lock date was entered correctly – see Pg 114 An interior and exterior appraisal was completed for this property – see pg 23 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 340 for the copy of the disclosure. The loan meets HPML guidelines HPML Cert available on page 277
"
 - Due Diligence Vendor-04/xx/2024

																				LA	Primary Residence	Purchase	NA	1617881	N/A	N/A
XXXX	119148			Closed	2024-04-25 12:04	2024-04-25 19:35	Waived	2 - Non-Material	B	B	Credit	Credit	Guarantee2 is less than 100%	Waived-Exception approved to allow the 10% owner of the LLC to be removed from loan and not qualify, loan will only be qualified and guaranteed wit the two other owners each at 45% ownership (90% ownership together) - Due Diligence Vendor-04/xx/2024		Waived-Exception approved to allow the 10% owner of the LLC to be removed from loan and not qualify, loan will only be qualified and guaranteed wit the two other owners each at 45% ownership (90% ownership together) - Due Diligence Vendor-04/xx/2024			Comp Factor #1: FICO 779 - 59 points above 720. Min FICO 620 Comp Factor #2: Experienced Investors Comp Factor #3: DSCR over 3.00. Actual DSCR 3.516. Min DSCR 1.0	GA	Investment	Purchase	NA	1618527	Originator Pre-Close	Yes
XXXX	119138	Closed	2024-04-25 07:47	2024-05-07 10:34	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Short Form Loan Policy uploaded verifying Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien, verified & entered in system - Resolved. - Due Diligence Vendor-05/xx/2024
Resolved-Title Coverage Amount of $XXXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-05/xx/2024
Ready for Review-Document Uploaded.  - Seller-05/xx/2024
														Open-Title Coverage Amount of $XXXX is Less than Total Amount of Subject Lien(s) Request to provide updated title policy with sufficient coverage. Title Coverage Amount of $XXXX is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-04/xx/2024	Ready for Review-Document Uploaded. - Seller-05/xx/2024	Resolved-Short Form Loan Policy uploaded verifying Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien, verified & entered in system - Resolved. - Due Diligence Vendor-05/xx/2024 Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-05/xx/2024	24-XXXXX Short Form Loan Policy.pdf			MI	Primary Residence	Purchase	NA	1618004	N/A	N/A
XXXX	119138			Closed	2024-04-25 08:08	2024-05-01 07:00	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Does Not Meet Guideline Requirements	Resolved-Net Sale proceed of $XXXX deposited in borrower joint account XXXX #XXXX (LOE uploaded for 100% Access) on XXXX, shows separately in asset because CTC $105688.79 paid from Net Sale proceed, verified & entered in system - Resolved. - Due Diligence Vendor-05/xx/2024 Resolved-Asset Record 1 Meets G/L Requirements - Due Diligence Vendor-05/xx/2024 Ready for Review-Document Uploaded. - Seller-04/xx/2024 Open-Asset Record 1 Does Not Meet G/L Requirements Asset -1 - Request to provide Pending Net Sale proceeds proof of receipt/deposit for $XXX. - Due Diligence Vendor-04/xx/2024	Ready for Review-Document Uploaded. - Seller-04/xx/2024	Resolved-Net Sale proceed of $207669.57 deposited in borrower joint account XXXX #XXXX (LOE uploaded for 100% Access) on XXXX, shows separately in asset because CTC $105688.79 paid from Net Sale proceed, verified & entered in system - Resolved. - Due Diligence Vendor-05/xx/2024 Resolved-Asset Record 1 Meets G/L Requirements - Due Diligence Vendor-05/xx/2024	RECEIPT FOR FUNDS.pdf XXXX XXXX.pdf PROOF OF SALE FSS.pdf XXXX.pdf			MI	Primary Residence	Purchase	NA	1618055	N/A	N/A
XXXX	119138	Closed	2024-04-25 08:48	2024-04-26 14:27	Resolved	1 - Information	C	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-"TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 244 and the Final Closing disclosure on Pg 142 reflects escrows. Rate lock date was entered correctly – see Pg 124 An interior and exterior appraisal was completed for this property – see pg 26 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 329 for the copy of the disclosure. The loan meets HPML guidelines. " - Due Diligence Vendor-04/xx/2024

Ready for Review-see attached - Seller-04/xx/2024

Open-The loan's (10.227%) APR equals or exceeds the Federal HPML threshold of (8.26%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.76%).(12 CFR 1026.35(a)(1)(i)) Request to provide HPML Certificate. HPML Cert missing in file.

"TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 244 and the Final Closing disclosure on Pg 142 reflects escrows. Rate lock date was entered correctly – see Pg  124  An interior and exterior appraisal was completed for this property – see pg  26 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 329   for the copy of the disclosure. The loan meets HPML guidelines.
"
- Due Diligence Vendor-04/xx/2024	Ready for Review-see attached - Seller-04/xx/2024	Resolved-"TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg 244 and the Final Closing disclosure on Pg 142 reflects escrows. Rate lock date was entered correctly – see Pg 124 An interior and exterior appraisal was completed for this property – see pg 26 , the appraisal disclosure was provided to the borrower(s) and copy of the appraisal was given to the borrower – see Pg 329 for the copy of the disclosure. The loan meets HPML guidelines. " - Due Diligence Vendor-04/xx/2024

																	HPML.pdf			MI	Primary Residence	Purchase	NA	1618108	N/A	N/A
XXXX	119098	Closed	2024-04-29 06:01	2024-05-06 13:20	Resolved	1 - Information	C	A	Compliance	Tolerance:Disclosure	Federal - Corrected Closing Disclosure (Loan Product)(Last CD Received Date)	Resolved-Revised CD received, loan type corrected to 10 Year Interest Only on final CD, Fixed Rate, re-ran XXXX, resolved. - Due Diligence Vendor-05/xx/2024
Ready for Review-Document Uploaded.  - Seller-05/xx/2024
														Open-The last Closing Disclosure Received Date (2024-04-22) is not at least 3 business days before the consummation date of (2024-04-22). The () disclosed Loan Product on the last Closing Disclosure does not match the system calculated (10 Year Interest Only, Fixed Rate) Loan Product. Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than 3 business days before the consummation date of (2024-04-22). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(2)(ii)(B); OSC 19(f)(2)(ii)-1) Updated loan Product as Fixed Rate however unable to resolve. - Due Diligence Vendor-04/xx/2024	Ready for Review-Document Uploaded. - Seller-05/xx/2024	Resolved-Revised CD received, loan type corrected to 10 Year Interest Only on final CD, Fixed Rate, re-ran XXXX, resolved. - Due Diligence Vendor-05/xx/2024	XXXX #XXXX cd 19th.pdf			GA	Primary Residence	Purchase	NA	1629522	N/A	N/A
XXXX	119098	Closed	2024-04-29 06:01	2024-04-29 06:11	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (8.604%) APR equals or exceeds the Federal HPML threshold of (8.26%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.76%).(12 CFR 1026.35(a)(1)(i)) TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-125,299.
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 268,328
Final Closing disclosure on Pg-129
An interior and exterior appraisal was completed for this property pg-21.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-337,338
The loan meets HPML Guidelines. HPML Lender Certification is in Page-291
- Due Diligence Vendor-04/xx/2024	Resolved-The loan's (8.604%) APR equals or exceeds the Federal HPML threshold of (8.26%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.76%).(12 CFR 1026.35(a)(1)(i)) TRID Header Disclosure Page was entered correctly.
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly pg-125,299.
Borrower is Escrowing, escrow disclosures and loan information is on Pg- 268,328
Final Closing disclosure on Pg-129
An interior and exterior appraisal was completed for this property pg-21.
Appraisal disclosure was provided to the borrower(s), a copy of the appraisal was given to the borrower on Pg-337,338
The loan meets HPML Guidelines. HPML Lender Certification is in Page-291
 - Due Diligence Vendor-04/xx/2024

																				GA	Primary Residence	Purchase	NA	1629523	N/A	N/A
XXXX	118147	Closed	2024-04-30 19:21	2024-05-03 17:21	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing income documentation	Resolved-Revised 1003 and 1008 with rent of $975 removed. - Due Diligence Vendor-05/xx/2024

Ready for Review-Document Uploaded. No rent was used - Seller-05/xx/2024

Counter-The 1003 attached below has the Net Rental Income removed. Please advise as there is a lease in file indicating $1400/month rent for Unit 2 of the subject property. The 1008 also shows the Net Rental Income and it is included in the calculated DTI.  - Due Diligence Vendor-05/xx/2024

Ready for Review-Document Uploaded.  - Seller-05/xx/2024

														Open-On the provided 1003, the net rental income is listed as $975 but Section 3 does not list the property in question, its status or net rental income. Please advise as there is a lease in file indicating $1400/month rent - Due Diligence Vendor-04/xx/2024	Ready for Review-Document Uploaded. No rent was used - Seller-05/xx/2024 Ready for Review-Document Uploaded. - Seller-05/xx/2024	Resolved-Revised 1003 and 1008 with rent of $975 removed. - Due Diligence Vendor-05/xx/2024	Final 1003.pdf current 1008.pdf			IL	Primary Residence	Purchase	NA	1636513	N/A	N/A
XXXX	118147	Closed	2024-04-30 09:59	2024-04-30 10:16	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (9.048%) APR equals or exceeds the Federal HPML threshold of (8.45%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.95%).(12 CFR 1026.35(a)(1)(i)) TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#231 and the Final Closing disclosure on Pg#100 reflects escrows. Rate lock date was entered correctly see Pg#303 An interior and exterior appraisal was completed for this property see pg #26, the appraisal disclosure was provided to the borrower(s)and copy of the appraisal was given to the borrower – see Pg #289-290 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-04/xx/2024	Resolved-The loan's (9.048%) APR equals or exceeds the Federal HPML threshold of (8.45%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.95%).(12 CFR 1026.35(a)(1)(i)) TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#231 and the Final Closing disclosure on Pg#100 reflects escrows. Rate lock date was entered correctly see Pg#303 An interior and exterior appraisal was completed for this property see pg #26, the appraisal disclosure was provided to the borrower(s)and copy of the appraisal was given to the borrower – see Pg #289-290 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-04/xx/2024

																				IL	Primary Residence	Purchase	NA	1633920	N/A	N/A
XXXX	119115			Closed	2024-05-01 17:22	2024-05-08 11:35	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document is Incomplete	Resolved-Updated title commitment uploaded with corrected Vesting asper DOT, verified & entered in system - Resolved. - Due Diligence Vendor-05/xx/2024 Resolved-Title Document is Provided And Complete - Due Diligence Vendor-05/xx/2024 Ready for Review-Document Uploaded. - Seller-05/xx/2024 Open-The Title Commitment shows only the Borrower will be vested and the Deed of Trust shows a Non-borrowing spouses to be vested. Please provide updated Title Commitment. - Due Diligence Vendor-05/xx/2024	Ready for Review-Document Uploaded. - Seller-05/xx/2024	Resolved-Updated title commitment uploaded with corrected Vesting asper DOT, verified & entered in system - Resolved. - Due Diligence Vendor-05/xx/2024 Resolved-Title Document is Provided And Complete - Due Diligence Vendor-05/xx/2024	UPDATED COMMITMENT.PDF			TX	Primary Residence	Purchase	NA	1640144	N/A	N/A
XXXX	119115	Closed	2024-05-01 11:00	2024-05-01 11:00	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (8.304%) APR equals or exceeds the Federal HPML threshold of (8.26%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.76%).(12 CFR 1026.35(a)(1)(i)) Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s474 and the Final Closing disclosure on Pg#’s299-304 reflects escrows. Rate lock date was entered correctly – see Pg#’s483-486 , An interior and exterior appraisal was completed for this property – see Pg#'s28 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s547 , and copy of the appraisal was given to the borrower – see Pg#’s547 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-05/xx/2024	Resolved-The loan's (8.304%) APR equals or exceeds the Federal HPML threshold of (8.26%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.76%).(12 CFR 1026.35(a)(1)(i)) Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s474 and the Final Closing disclosure on Pg#’s299-304 reflects escrows. Rate lock date was entered correctly – see Pg#’s483-486 , An interior and exterior appraisal was completed for this property – see Pg#'s28 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s547 , and copy of the appraisal was given to the borrower – see Pg#’s547 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-05/xx/2024

																				TX	Primary Residence	Purchase	NA	1638064	N/A	N/A